United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments
Alabama Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--99.5%[1,2]
		Alabama--95.5%
$3,215,000		Alabama HFA, MFH (2000 Series C), 2.00% TOBs (Parktowne Apartments)/(FHLB of Atlanta LOC), Mandatory Tender 9/1/2009	$3,215,000
6,080,000		Alabama HFA, MFH (2007 Series C), Weekly VRDNs (Summit South Mall Apartments Ltd.)/ (FNMA LOC), 0.550%, 2/5/2009	6,080,000
3,400,000		Alabama HFA, MFH (Series 2002C), Weekly VRDNs (Liberty Square Apartments, Ltd.)/ /(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	3,400,000
5,870,000		Alabama HFA, MFH (Series 2005D), Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust Co., GA LOC), 1.550%, 2/5/2009	5,870,000
12,185,000	[3,4]	Alabama HFA, Single Family, ROCs (Series 11643), Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.560%, 2/5/2009	12,185,000
850,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 0.650%, 2/5/2009	850,000
1,725,000		Alabama State Public School & College Authority (Series A), 3.25% Bonds, 2/1/2009	1,725,000
7,320,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.030%, 2/5/2009	7,320,000
1,585,000		Alexander, AL, IDB, Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 0.800%, 2/5/2009	1,585,000
660,000		Alexander, A,L IDB, Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 0.800%, 2/5/2009	660,000
700,000		Arab, AL, IDB (Series 2000), Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	700,000
435,000		Ashland, AL, IDB (Series 1996), Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 1.130%, 2/5/2009	435,000
2,880,000		Auburn, AL, IDB (Series 1999), Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 0.720%, 2/5/2009	2,880,000
7,600,000		Auburn, AL, IDB (Series 2006), Weekly VRDNs (Nikki America Fuel Systems, LLC)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	7,600,000
1,400,000		Bessemer, AL, IDB (Series 2002), Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 0.900%, 2/5/2009	1,400,000
1,670,000		Birmingham, AL, IDA (Series 1997), Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 0.950%, 2/5/2009	1,670,000
1,158,000		Birmingham, AL, IDA, IDRBs (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/5/2009	1,158,000
6,790,000		Birmingham, AL, Medical Clinic Board (Series 2001-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	6,790,000
18,000,000		Birmingham-St. Martin's, AL, Special Care Facilities Financing Authority (Series 2007), Weekly VRDNs (St. Martin's In The Pines)/(First Commercial Bank, Birmingham, AL LOC), 1.330%, 2/5/2009	18,000,000
7,400,000		Chambers County, AL, IDA (Series 2007), Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.800%, 2/5/2009	7,400,000
6,300,000		Columbia, AL, IDB (Series 1997), Weekly VRDNs (Alabama Power Co.), 0.630%, 2/4/2009	6,300,000
6,000,000		Decatur, AL, IDB (Series 1998), Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 0.800%, 2/5/2009	6,000,000
8,500,000		Decatur, AL, IDB (Series 2003-A), Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 1.200%, 2/4/2009	8,500,000
3,725,000		East Central, AL, Solid Waste Disposal Authority (Series 2003: Three Corners), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.790%, 2/5/2009	3,725,000
2,805,000		Frisco, AL, Industrial Development Board (Series 2005), Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Bank (USA) LOC), 0.630%, 2/5/2009	2,805,000
4,275,000		Gadsden, AL, IDB (Series 2000), Weekly VRDNs (Super Steel South LLC)/(Bank of America N.A. LOC), 0.660%, 2/4/2009	4,275,000
100,000		Gulf Shores, AL, Medical Clinic Board (Series 2007), Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	100,000
1,125,000		Huntsville, AL, IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/6/2009	1,125,000
4,105,000		Huntsville, AL, IDB (Series 2007), Weekly VRDNs (Brown Precision, Inc.)/(First Commercial Bank, Birmingham, AL LOC), 1.530%, 2/5/2009	4,105,000
2,710,000		Jefferson County, AL, Economic & IDA (Series 2006-A), Weekly VRDNs (Conversion Technologies LLC)/(First Commercial Bank, Birmingham, AL LOC), 1.530%, 2/5/2009	2,710,000
7,500,000		Jefferson County, AL, Sewer System (Series 1999-A), 5.75% Bonds (United States Treasury PRF 2/1/2009@101), 2/1/2038	7,575,000
1,935,000		Legends Park Improvement District, AL (Series 2002-A), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 1.300%, 2/5/2009	1,935,000
300,000		Mobile, AL, IDB, PCR (Series 1993B), Weekly VRDNs (Alabama Power Co.), 0.710%, 2/2/2009	300,000
12,000,000		Mobile, AL, IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	12,000,000
4,175,000		Mobile, AL, Solid Waste Authority (Series 2003: Chastang), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/4/2009	4,175,000
315,000		Montgomery, AL, IDB (Series 1990-A), Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 0.800%, 2/4/2009	315,000
1,190,000		Montgomery, AL, IDB (Series 2001), Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.750%, 2/4/2009	1,190,000
6,000,000		Montgomery, AL, IDB, IDRBs (Series 1996), Weekly VRDNs (CSC Fabrication, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,000,000
2,870,000		Montgomery, AL, Public Educational Building Authority (Series 2006), Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	2,870,000
4,350,000		North Sumter, AL, Solid Waste Disposal Authority (Series 2003: Emelle), Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/4/2009	4,350,000
640,000		Perry County, AL, IDB (Series 2001), Weekly VRDNs (Alabama Catfish Feedmill LLC)/ (Regions Bank, Alabama LOC), 1.150%, 2/5/2009	640,000
880,000		Perry County, AL, IDB, Revenue Bonds (Series 1998), Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	880,000
95,000		Piedmont, AL, IDB, Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 1.150%, 2/4/2009	95,000
1,150,000		Shelby County, AL, EDA, Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/(Regions Bank, Alabama LOC), 1.190%, 2/4/2009	1,150,000
1,425,000		St. Clair County, AL, IDB (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 0.680%, 2/5/2009	1,425,000
11,700,000		Stevenson, AL, IDB, Weekly VRDNs (Jefferson Smurfit Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	11,700,000
1,300,000		Tallassee, AL, IDB (Series 1998), Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 1.050%, 2/5/2009	1,300,000
13,800,000		Taylor-Ryan Improvement District, AL (Series 2005), Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 1.300%, 2/5/2009	13,800,000
13,355,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105), Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.460%, 2/5/2009	13,355,000
6,600,000		Tuscaloosa County, AL, IDA (1995 Series A), Weekly VRDNs (Nucor Corp.), 1.200%, 2/4/2009	6,600,000
4,400,000		Tuscaloosa County, AL, IDA (Series 2008C: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	4,400,000
10,060,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023), Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.450%, 2/5/2009	10,060,000
1,185,000		Webb, AL, IDB (Series 2001), Weekly VRDNs (Qualico Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/6/2009	1,185,000
		TOTAL	237,868,000
		Puerto Rico--4.0%
10,000,000		Commonwealth of Puerto Rico (Series 2009 A1), 3.00% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	10,065,772
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST)[5]	247,933,772
		OTHER ASSETS AND LIABILITIES – NET– 0.5%[6]	1,185,014
		TOTAL NET ASSETS—100%	$249,118,786

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.5% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	100%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $42,920,000 which represented 17.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $42,920,000 which represented 17.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	---
Level 2 – Other Significant Observable Inputs	$247,933,772
Level 3 – Significant Unobservable Inputs	---
Total	$247,933,772

The following acronyms are used throughout this portfolio:

COL	--Collateralized
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Arizona Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.7%[1,2]
		Arizona--101.8%
$1,000,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 0.450%, 2/4/2009	$1,000,000
4,250,000		Arizona Board of Regents, (Series 2008A) Weekly VRDNs (Arizona State University)/(Lloyds TSB Bank PLC, London LOC), 0.350%, 2/4/2009	4,250,000
600,000		Arizona Health Facilities Authority, (Series 2008) Weekly VRDNs (Royal Oaks Life Care Community)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	600,000
3,000,000		Arizona School District Financing Program, (Series 2008), 3.000% TANs, 7/30/2009	3,019,888
3,000,000		Arizona Sports & Tourism Authority, (Series 2008) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.600%, 2/4/2009	3,000,000
1,585,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	1,585,000
2,170,000		Casa Grande, AZ, (Series 2008), 3.500% Bonds (FSA INS), 7/1/2009	2,184,061
7,221,000		Flagstaff, AZ, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.950%, 2/5/2009	7,221,000
2,000,000		Maricopa County, AZ School District No. 001 (Phoenix Elementary School District), (Series 2009B), 2.000% Bonds, 7/1/2009	2,005,440
3,000,000		Maricopa County, AZ School District No. 201 (Buckeye Union High School), (Series 2006), 4.000% Bonds, 7/1/2009	3,024,312
4,275,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.650%, 2/5/2009	4,275,000
975,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Gran Victoria Housing LLC)/(FNMA LOC), 0.550%, 2/5/2009	975,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.800%, 2/5/2009	3,500,000
3,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.700%, 2/5/2009	3,400,000
4,110,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.850%, 2/5/2009	4,110,000
5,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2007-1) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	5,055,000
1,550,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.780%, 2/5/2009	1,550,000
3,335,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/ (Comerica Bank LOC), 0.850%, 2/5/2009	3,335,000
1,950,000		Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC), 0.600%, 2/4/2009	1,950,000
5,000,000		Pima County, AZ, COP (Series 2008), 5.000% Bonds, 6/1/2009	5,044,735
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.930%, 2/5/2009	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.630%, 2/5/2009	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.630%, 2/5/2009	1,175,000
1,550,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, PUTTERs (Series 2045) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.460%, 2/5/2009	1,550,000
5,600,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.500%, 2/4/2009	5,600,000
2,000,000		Scottsdale, AZ IDA, (Series 2006D) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 1.500%, 2/4/2009	2,000,000
3,358,500	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523) Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ), 0.530%, 2/5/2009	3,358,500
6,500,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/ (JPMorgan Chase Bank, N.A. LOC), 0.620%, 2/5/2009	6,500,000
1,370,000		Tempe, AZ, (Series 2008A), 4.000% Bonds, 7/1/2009	1,381,652
605,000		Yavapai County, AZ IDA Hospital Facilities, (Series 1997B) Weekly VRDNs (Yavapai Regional Medical Center)/(FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	605,000
2,000,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.470%, 2/5/2009	2,000,000
1,500,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.630%, 2/5/2009	1,500,000
3,055,000		Yavapai County, AZ, Highway Construction Revenue Bonds (Series 2007) Weekly VRDNs (Landesbank Hessen-Thueringen LOC), 0.750%, 2/5/2009	3,055,000
		TOTAL MUNICIPAL INVESTMENTS --- 101.7% (AT AMORTIZED COST)[5]	102,289,588
		OTHER ASSETS AND LIABILITIES --- NET --- (1.7)%[6]	(1,759,246)
		TOTAL NET ASSETS --- 100%	$100,530,342

Securities that are subject to the federal alternative minimum tax (AMT) represent 46.2% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	98.6%	1.4%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $9,963,500, which represented 9.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $9,963,500, which represented 9.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	102,289,588
Level 3 – Significant Unobservable Inputs	---
Total	$ 102,289,588

The following acronyms are used throughout this portfolio:

COP	--Certificate of Participation
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

California Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%[1,2]
		California--99.1%
$8,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2009	$8,105,000
2,100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Daily VRDNs (Jewish Home of San Francisco)/(Allied Irish Banks PLC LOC), 0.400%, 2/2/2009	2,100,000
1,585,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank NV LOC), 0.430%, 2/5/2009	1,585,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 0.330%, 2/5/2009	5,000,000
1,220,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (St. Paul's Day School of Oakland)/(Wells Fargo Bank, N.A. LOC), 0.270%, 2/5/2009	1,220,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 0.430%, 2/5/2009	12,305,000
26,800,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Daily VRDNs (899 Charleston LLC)/(Bank of America N.A. LOC), 0.620%, 2/2/2009	26,800,000
8,655,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.300%, 2/4/2009	8,655,000
4,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Branson School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	4,000,000
15,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	15,000,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (Point Loma Nazarene University)/(Wells Fargo Bank, N.A. LOC), 0.200%, 2/5/2009	5,000,000
11,450,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.430%, 2/5/2009	11,450,000
6,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2009) Weekly VRDNs (Ecole Bilingue De Berkeley)/(Bank of the West, San Francisco, CA LOC), 0.330%, 2/5/2009	6,200,000
5,270,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	5,270,000
3,200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 0.280%, 2/4/2009	3,200,000
20,225,000		Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.300%, 2/5/2009	20,225,000
24,100,000		Bay Area Toll Authority, CA, (Series 2006B-1) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.240%, 2/5/2009	24,100,000
3,500,000		Bay Area Toll Authority, CA, (Series 2006C) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Lloyds TSB Bank PLC, London LIQs), 0.200%, 2/5/2009	3,500,000
4,000,000		Bay Area Toll Authority, CA, (Series 2007A-1) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.300%, 2/5/2009	4,000,000
47,300,000		Bay Area Toll Authority, CA, (Series 2007A-2) Weekly VRDNs (Union Bank of California, N.A. LIQ), 0.200%, 2/5/2009	47,300,000
14,900,000		Bay Area Toll Authority, CA, (Series 2007D-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) and Landesbank Baden-Wuerttemberg LIQs), 0.250%, 2/5/2009	14,900,000
5,000,000		Berkeley, CA, 4.00% TRANs, 10/29/2009	5,063,272
25,000,000		California Community College Financing Authority, (Series 2008A), 3.500% TRANs (FSA INS), 6/30/2009	25,175,505
12,000,000		California Educational Facilities Authority, (Series 2007) Weekly VRDNs (Charles Drew University of Medicine & Science)/(Natixis LOC), 1.700%, 2/5/2009	12,000,000
10,000,000		California Educational Facilities Authority, (Series 2008) Weekly VRDNs (Loyola Marymount University)/(Allied Irish Banks PLC LOC), 0.500%, 2/4/2009	10,000,000
1,610,000	[3,4]	California Educational Facilities Authority, PUTTERs (Series 2495) Weekly VRDNs (University of Southern California)/(JPMorgan Chase Bank, N.A. LIQ), 0.410%, 2/5/2009	1,610,000
8,000,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	8,000,000
80,700,000		California Health Facilities Financing Authority, (2008 Series D) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.200%, 2/4/2009	80,700,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.520% CP (Kaiser Permanente), Mandatory Tender 3/19/2009	32,000,000
18,500,000		California Health Facilities Financing Authority, (Series A-1), 1.800% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2009	18,500,000
20,000,000	[3,4]	California Health Facilities Financing Authority, PUTTERs (Series 3299) Weekly VRDNs (Sutter Health)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 2/5/2009	20,000,000
4,450,000		California Infrastructure & Economic Development Bank, (Series 2004) Weekly VRDNs (Humane Society of Sonoma County)/(Comerica Bank LOC), 0.950%, 2/5/2009	4,450,000
6,250,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	6,250,000
5,000,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Colburn School)/(Allied Irish Banks PLC LOC), 0.250%, 2/5/2009	5,000,000
3,400,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (St. Margaret of Scotland Episcopal School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	3,400,000
15,000,000		California Infrastructure & Economic Development Bank, (Series 2008: Academy of Motion Picture Arts and Sciences) Weekly VRDNs (Vine Street Archive Foundation)/(City National Bank LOC), 0.350%, 2/5/2009	15,000,000
5,760,000		California Infrastructure & Economic Development Bank, (Series 2008C) Weekly VRDNs (Orange County Performing Arts Center)/(Allied Irish Banks PLC LOC), 0.250%, 2/5/2009	5,760,000
34,225,000		California Infrastructure & Economic Development Bank, (Series 2008D) Daily VRDNs (California Academy of Sciences)/(City National Bank LOC), 0.400%, 2/2/2009	34,225,000
1,500,000		California Municipal Finance Authority, (Series 2008) Weekly VRDNs (Gideon Hausner Jewish Day School)/(U.S. Bank, N.A. LOC), 0.270%, 2/5/2009	1,500,000
2,750,000		California Municipal Finance Authority, (Series 2008A) Weekly VRDNs (Central Coast YMCA) /(FHLB of San Francisco LOC), 0.600%, 2/5/2009	2,750,000
3,500,000		California Municipal Finance Authority, (Series 2009) Weekly VRDNs (Serra Catholic School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	3,500,000
6,500,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 2/2/2009	6,500,000
5,485,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 2/5/2009	5,485,000
40,000,000		California School Cash Reserve Program Authority, (Series A), 3.00% TRANs (U.S. Bank, N.A. LOC), 7/6/2009	40,226,384
9,000,000		California State Department of Water Resources Power Supply Program, (Series 2002 B-6) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.300%, 2/5/2009	9,000,000
6,100,000		California State Department of Water Resources Power Supply Program, (Series 2005G-3) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.250%, 2/5/2009	6,100,000
29,400,000		California State Department of Water Resources Power Supply Program, (Series 2005G-7) Weekly VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 1.200%, 2/5/2009	29,400,000
4,678,000		California State University Institute, (Series A), 0.25% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/4/2009	4,678,000
5,000,000		California State University Institute, (Series A), 0.30% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/2/2009	5,000,000
5,400,000		California State University Institute, (Series A), 0.50% CP (JPMorgan Chase Bank, N.A. and State Street Bank and Trust Co. LOCs), Mandatory Tender 3/2/2009	5,400,000
6,900,000		California State, (Series 2003 B-4) Weekly VRDNs (BNP Paribas SA, Bank of New York and CALSTRS (California State Teachers' Retirement System) LOCs), 0.200%, 2/4/2009	6,900,000
5,100,000		California State, (Series 2003C-3) Weekly VRDNs (GTD by Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen LOCs), 0.280%, 2/5/2009	5,100,000
7,395,000		California State, (Series 2004 A-9) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.320%, 2/5/2009	7,395,000
11,850,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank NA, New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 0.380%, 2/5/2009	11,850,000
6,050,000		California State, (Series 2004A-2) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.500%, 2/2/2009	6,050,000
66,875,000	[3,4]	California State, DCL (2008-035) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.500%, 2/5/2009	66,875,000
22,500,000		California State, Economic Recovery Bonds (Series 2004C-15) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	22,500,000
13,285,000		California State, Economic Recovery Bonds (Series 2004C-16) Weekly VRDNs (California State Fiscal Recovery Fund)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	13,285,000
3,635,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.350%, 2/5/2009	3,635,000
1,900,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.430%, 2/5/2009	1,900,000
13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 0.500%, 2/5/2009	13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	7,100,000
2,165,000		California Statewide Communities Development Authority, (Series 2003: Cathedral High School) Weekly VRDNs (Catholic Secondary Education-Diocese of San Diego, Inc.)/(Allied Irish Banks PLC LOC), 0.200%, 2/4/2009	2,165,000
13,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 0.180%, 2/4/2009	13,000,000
11,300,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 0.180%, 2/4/2009	11,300,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.20% CP (Kaiser Permanente), Mandatory Tender 4/7/2009	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 0.180%, 2/4/2009	10,500,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 0.370%, 2/5/2009	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	6,035,000
8,240,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (Azusa Pacific University)/(Allied Irish Banks PLC LOC), 0.500%, 2/5/2009	8,240,000
7,000,000		California Statewide Communities Development Authority, (Series 2007) Weekly VRDNs (House Ear Institute)/(City National Bank LOC), 0.950%, 2/5/2009	7,000,000
8,230,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	8,230,000
8,145,000		California Statewide Communities Development Authority, (Series 2008) Weekly VRDNs (Touro University)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 2/5/2009	8,145,000
8,945,000		California Statewide Communities Development Authority, (Series 2008A) Weekly VRDNs (Rady Children's Hospital - San Diego)/(Allied Irish Banks PLC LOC), 0.200%, 2/5/2009	8,945,000
54,800,000		California Statewide Communities Development Authority, (Series 2008B) Daily VRDNs (Rady Children's Hospital - San Diego)/(Bank of the West, San Francisco, CA LOC), 0.350%, 2/2/2009	54,800,000
4,425,000		California Statewide Communities Development Authority, (Series 2008C) Weekly VRDNs (St. Joseph Health System), 0.150%, 2/5/2009	4,425,000
26,000,000		California Statewide Communities Development Authority, (Series 2008C), 1.95% TOBs (Kaiser Permanente), Mandatory Tender 5/28/2009	26,000,000
9,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 1.580%, 2/4/2009	9,715,000
24,035,000	[3,4]	California Statewide Communities Development Authority, PUTTERs (Series 2680) Weekly VRDNs (Irvine Apartment Communities LP)/(JPMorgan Chase Bank, N.A. LIQ)/ (JPMorgan Chase Bank, N.A. LOC), 0.630%, 2/5/2009	24,035,000
15,000,000		California Statewide Communities Note Program, (Series 2008 A-3), 3.00% TRANs (Riverside County, CA), 6/30/2009	15,081,909
15,000,000		California Statewide Communities Note Program, (Series 2008 A-4), 3.00% TRANs (San Bernardino County, CA), 6/30/2009	15,081,909
27,600,000		California Statewide Communities Note Program, (Series 2008A-2), 3.00% TRANs (Fresno, CA), 6/30/2009	27,750,713
4,575,000		Castaic Lake, CA Water Agency, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.240%, 2/4/2009	4,575,000
30,170,000	[3,4]	Castaic Lake, CA Water Agency, Solar Eclipse (Series 2007-0034), 2.10% TOBs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 6/17/2009	30,170,000
3,200,000		Central Basin Municipal Water District, CA, (Series 2008A) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.220%, 2/4/2009	3,200,000
23,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2007-17) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.630%, 2/5/2009	23,135,000
11,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (California Non-AMT)/(Series 2007-33) Weekly VRDNs (California State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	11,440,000
15,235,000	[3,4]	Coast Community College District, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.430%, 2/5/2009	15,235,000
9,900,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank of California, N.A. LOC), 0.350%, 2/5/2009	9,900,000
25,000,000		East Bay Municipal Utility District, CA Wastewater System, 0.20% CP, Mandatory Tender 3/12/2009	25,000,000
4,800,000		East Bay Municipal Utility District, CA Water System, (Series 2008C-2) Weekly VRDNs (BNP Paribas SA, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LIQs), 0.200%, 2/4/2009	4,800,000
8,545,000		Eastern Municipal Water District of Riverside County, CA, (Series 2008A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.200%, 2/4/2009	8,545,000
16,520,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 0.430%, 2/5/2009	16,520,000
16,000,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Allied Irish Banks PLC LOC), 0.300%, 2/5/2009	16,000,000
16,560,000	[3,4]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.440%, 2/5/2009	16,560,000
22,585,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DB-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.430%, 2/5/2009	22,585,000
4,000,000		Hemet, CA Unified School District, (Series 2006) Weekly VRDNs (State Street Bank and Trust Co. LOC), 1.150%, 2/5/2009	4,000,000
5,610,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.500%, 2/5/2009	5,610,000
25,000,000		Long Beach, CA Unified School District, 4.00% BANs, 6/15/2009	25,131,639
19,995,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 1.000%, 2/4/2009	19,995,000
4,785,000	[3,4]	Los Angeles, CA Community College District, PUTTERs (Series 2864Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 2/5/2009	4,785,000
8,460,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.410%, 2/5/2009	8,460,000
31,800,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), MERLOTS (Series 1999L) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF 10/15/2009 @101), 0.580%, 2/4/2009	31,800,000
2,000,000		Los Angeles, CA Department of Water Power (Electric/Power System), (Series 2001 B-6) Daily VRDNs (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers Retirement System) and Royal Bank of Canada, Montreal LIQs), 0.300%, 2/2/2009	2,000,000
10,835,000		Los Angeles, CA Unified School District, (2008 Series B) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 2/4/2009	10,835,000
11,815,000	[3,4]	Los Angeles, CA Unified School District, (PT-4428) Weekly VRDNs (GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.430%, 2/5/2009	11,815,000
16,350,000		Los Angeles, CA Unified School District, (Series 1997A: Belmont Learning Complex) Weekly VRDNs (Bank of New York LOC), 0.250%, 2/4/2009	16,350,000
19,995,000	[3,4]	Los Angeles, CA Unified School District, (Series 2002-JPMC2) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.950%, 2/4/2009	19,995,000
118,000,000		Los Angeles, CA Wastewater System, 0.75% CP, Mandatory Tender 2/13/2009	118,000,000
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/5/2009	10,065,000
10,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-G) Weekly VRDNs (Bank of America N.A. LOC), 0.300%, 2/5/2009	10,000,000
30,500,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.370%, 2/5/2009	30,500,000
8,680,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	8,680,000
2,910,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	2,910,000
13,000,000		Los Angeles, CA, Adjustable Rate COP (2007 Series A) Weekly VRDNs (Windward School)/(Allied Irish Banks PLC LOC), 0.330%, 2/5/2009	13,000,000
7,930,000	[3,4]	Manteca, CA Unified School District, SPEARs (DB-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.430%, 2/5/2009	7,930,000
4,960,000	[3,4]	Metropolitan Water District of Southern California, ROCs (Series 11301) Weekly VRDNs (Citibank NA, New York LIQ), 0.450%, 2/5/2009	4,960,000
9,480,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 0.720%, 2/4/2009	9,480,000
2,038,000	[3,4]	Monterey Peninsula, CA Community College District, PUTTERs (Series 2484) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 2/5/2009	2,038,000
13,900,000		Monterey Peninsula, CA Water Management District, Wastewater Reclaimation Weekly VRDNs (Bank of America N.A. LOC), 0.330%, 2/5/2009	13,900,000
5,835,000		Moorpark, CA Unified School District, COP (Series 2003A) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.000%, 2/5/2009	5,835,000
16,800,000		Morgan Hill Redevelopment Agency, CA, (Series 2008A) Weekly VRDNs (Ojo De Agua Redevelopment Project Area)/(Bank of Nova Scotia, Toronto LOC), 0.230%, 2/5/2009	16,800,000
5,970,000		Northern California Transmission Agency, (Series 2002-A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	5,970,000
17,800,000	[3,4]	Nuveen Insured California Tax-Free Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.68%, 2/5/2009	17,800,000
12,000,000		Oxnard, CA Financing Authority (Wastewater), (Series 2004B: Headworks and Septic System Projects) Weekly VRDNs (Oxnard, CA Wastewater System)/(Union Bank of California, N.A. LOC), 0.350%, 2/5/2009	12,000,000
6,560,000		Oxnard, CA Financing Authority, (Series 2003B) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.350%, 2/5/2009	6,560,000
11,750,000		Oxnard, CA Financing Authority, (Series 2006: Civic Center Phase 2) Weekly VRDNs (Oxnard, CA)/(Union Bank of California, N.A. LOC), 0.350%, 2/5/2009	11,750,000
17,285,000	[3,4]	Palomar, CA Community College District, Wells Fargo Stage Trust (Series 2008-18C) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.530%, 2/5/2009	17,285,000
12,275,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.000%, 2/5/2009	12,275,000
6,105,000		Paramount, CA Unified School District, COP (Series 2001) Weekly VRDNs (FSA INS)/ (Wachovia Bank N.A. LIQ), 2.000%, 2/5/2009	6,105,000
4,925,000		Pittsburg, CA Public Financing Authority, Water Revenue Refunding Bonds (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Allied Irish Banks PLC LOC), 0.350%, 2/5/2009	4,925,000
21,295,000	[3,4]	Pomona, CA Public Financing Authority, Solar Eclipse (Series 2007-0061), 2.10% TOBs (Pomona, CA Water System)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 7/23/2009	21,295,000
7,100,000	[3,4]	Poway, CA Unified School District, ROCs (Series 12224) Weekly VRDNs (FSA INS)/ (Citibank NA, New York LIQ), 0.930%, 2/5/2009	7,100,000
20,750,000	[3,4]	Rancho Santiago, CA Community College District, SPEARs (DB-363) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.430%, 2/5/2009	20,750,000
17,100,000		Regents of University of California, (Series A), 0.55% CP, Mandatory Tender 3/23/2009	17,100,000
520,000	[3,4]	Regents of University of California, PUTTERs (Series 2475) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.410%, 2/5/2009	520,000
4,000,000		Richmond, CA Wastewater System, (Series 2008A) Weekly VRDNs (Union Bank of California, N.A. LOC), 0.350%, 2/5/2009	4,000,000
17,000,000		Riverside County, CA Asset Leasing Corp., Southwest Justice Center Refunding (Series 2008A) Weekly VRDNs (Riverside County, CA)/(Union Bank of California, N.A. LOC), 0.270%, 2/4/2009	17,000,000
50,000,000		Riverside County, CA, Teeter Obligation (Series B), 0.60% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 3/12/2009	50,000,000
9,188,000		Riverside County, CA, Teeter Obligation (Series B), 0.90% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 3/12/2009	9,188,000
6,510,000	[3,4]	Sacramento County, CA Sanitation Districts Financing Authority, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury), 0.580%, 2/4/2009	6,510,000
3,050,000		Sacramento, CA Suburban Water District, (Series 2008A-2) Weekly VRDNs (Allied Irish Banks PLC LOC), 0.220%, 2/4/2009	3,050,000
7,285,000	[3,4]	San Bernardino, CA Community College District, SPEARs (DB-303) Weekly VRDNs (FSA INS)/(Deutsche Bank AG LIQ), 0.480%, 2/5/2009	7,285,000
14,000,000		San Diego County, CA Water Authority, (Series 2), 0.650% CP, Mandatory Tender 4/8/2009	14,000,000
19,800,000		San Diego County, CA Water Authority, (Series 3), 1.500% CP, Mandatory Tender 2/2/2009	19,800,000
20,000,000		San Diego County, CA Water Authority, (Series 3), 1.580% CP, Mandatory Tender 2/13/2009	20,000,000
5,360,000	[3,4]	San Diego County, CA Water Authority, Austin (Series 2008-3001X) Weekly VRDNs (Bank of America N.A. LIQ), 1.530%, 2/5/2009	5,360,000
6,850,000	[3,4]	San Diego County, CA Water Authority, PUTTERs (Series 2903Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 2/5/2009	6,850,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/(Bank of New York LOC), 0.350%, 2/5/2009	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(GTD by FHLMC)/(FHLMC LIQ), 0.540%, 2/5/2009	35,415,000
15,000,000		San Diego, CA Unified School District, (Series 2008A), 3.00% TRANs, 7/1/2009	15,083,096
9,670,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 4, (Series 2001-North) Weekly VRDNs (Mission Bay North Public Improvements)/(Bank of America N.A. LOC), 0.330%, 2/5/2009	9,670,000
5,000,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 1.50% CP (BNP Paribas SA LOC), Mandatory Tender 2/11/2009	5,000,000
22,600,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 0.330%, 2/5/2009	22,600,000
5,000,000		San Jose, CA Financing Authority, (Series 2008A) Weekly VRDNs (San Jose, CA)/(Bank of Nova Scotia, Toronto and CALSTRS (California State Teachers' Retirement System) LOCs), 0.130%, 2/5/2009	5,000,000
26,305,000	[3,4]	San Jose, CA Redevelopment Agency, BB&T Floater Certificates (Series 2023) Weekly VRDNs (Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 0.410%, 2/5/2009	26,305,000
21,925,000	[3,4]	San Jose, CA Unified School District, SPEARs (DB-324) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.430%, 2/5/2009	21,925,000
8,150,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.100%, 2/5/2009	8,150,000
22,500,000		Santa Cruz County, CA, 3.00% TRANs, 7/6/2009	22,626,853
3,800,000		School Project For Utility Rate Reduction, CA, (Series 2008), 4.50% RANs, 9/15/2009	3,808,480
5,860,000	[3,4]	Sequoia, CA Union High School District, PUTTERs (Series 2905Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 2/5/2009	5,860,000
2,000,000		South Placer, CA Wastewater Authority, (Series 2008B) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and State Street Bank and Trust Co. LOCs), 1.250%, 2/5/2009	2,000,000
2,800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	2,800,000
9,210,000	[3,4]	Trustees of the California State University, PUTTERs (Series 2646Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.880%, 2/5/2009	9,210,000
8,400,000		Val Verde, CA Unified School District, (Series 2008A) Weekly VRDNs (Bank of America N.A. LOC), 0.250%, 2/5/2009	8,400,000
14,275,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2009	14,275,000
35,000,000		Ventura County, CA, 3.50% TRANs, 7/1/2009	35,268,972
17,810,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 0.520%, 2/4/2009	17,810,000
14,925,000		West Hills Community College District Financing Corporation, CA, (Series 2008) Weekly VRDNs (West Hills Community College District, CA)/(Union Bank of California, N.A. LOC), 0.300%, 2/4/2009	14,925,000
11,000,000		Whittier, CA Revenue Bonds, (Series 2008) Weekly VRDNs (Whittier College)/(Bank of America N.A. LOC), 0.400%, 2/5/2009	11,000,000
11,570,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 0.580%, 2/5/2009	11,570,000
		TOTAL	2,364,347,732
		Puerto Rico--0.9%
10,800,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.850%, 2/4/2009	10,800,000
11,175,000	[3,4]	Puerto Rico Highway and Transportation Authority, DCL (Series 2008-008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.770%, 2/5/2009	11,175,000
		TOTAL	21,975,000
		TOTAL MUNICIPAL INVESTMENTS – 100.0%[5] (AT AMORTIZED COST)	2,386,322,732
		OTHER ASSETS AND LIABILITIES – NET – 0.0%[6]	462,303
		TOTAL NET ASSETS – 100%	$2,386,785,035

On January 31, 2009, the fund held no securities that were subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or   SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $597,658,000, which represented 25.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $597,658,000, which represented 25.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	2,386,322,732
Level 3 – Significant Unobservable Inputs	---
Total	$2,386,322,732

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COP	--Certificates of Participation
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Exempt Adjustable Receipts
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Connecticut Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Connecticut--88.6%
$2,270,000		Brooklyn, CT, 2.250% BANs, 2/10/2009	$2,270,192
2,920,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.250%, 2/4/2009	2,920,000
3,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(HSBC Bank USA LOC), 0.750%, 2/4/2009	3,600,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.610%, 2/4/2009	4,100,000
1,000,000		Connecticut Development Authority, (Series 1999), 1.10% CP (New England Power Co.), Mandatory Tender 3/5/2009	1,000,000
500,000		Connecticut Development Authority, (Series 1999), 1.25% CP (New England Power Co.), Mandatory Tender 2/12/2009	500,000
1,385,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 0.670%, 2/5/2009	1,385,000
5,400,000		Connecticut State HEFA, (Series 2003 X2) Weekly VRDNs (Yale University), 0.200%, 2/5/2009	5,400,000
2,870,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 0.660%, 2/5/2009	2,870,000
5,030,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 0.660%, 2/5/2009	5,030,000
7,500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 0.660%, 2/5/2009	7,500,000
1,100,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/4/2009	1,100,000
2,800,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hamden Hall Country Day School)/ (RBS Citizens Bank N.A. LOC), 0.650%, 2/5/2009	2,800,000
6,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Hospital of Central Connecticut)/ (Bank of America N.A. LOC), 0.450%, 2/5/2009	6,000,000
2,280,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	2,280,000
2,680,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/ (Wachovia Bank N.A. LOC), 0.520%, 2/5/2009	2,680,000
4,860,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(RBS Citizens Bank N.A. LOC), 0.500%, 2/5/2009	4,860,000
1,230,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Hoffman SummerWood Community)/ (TD Banknorth N.A. LOC), 0.400%, 2/4/2009	1,230,000
4,915,000		Connecticut State HEFA, (Series B) Weekly VRDNs (University of Bridgeport)/(Bank of Nova Scotia, Toronto LOC), 0.450%, 2/5/2009	4,915,000
4,405,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Banknorth N.A. LOC), 0.450%, 2/5/2009	4,405,000
2,000,000		Connecticut State HEFA, (Series C) Daily VRDNs (Masonicare)/(Wachovia Bank N.A. LOC), 0.590%, 2/2/2009	2,000,000
5,870,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 2/5/2009	5,870,000
6,500,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 0.650%, 2/4/2009	6,500,000
8,000,000		Connecticut State HEFA, (Series F) Weekly VRDNs (Saint Francis Hospital and Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.600%, 2/5/2009	8,000,000
2,000,000		Connecticut HEFA, (Series L) Weekly VRDNs (Trinity College)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	2,000,000
2,800,000		Connecticut State HEFA, (Series L-2) Weekly VRDNs (Yale-New Haven Hospital)/(Bank of America N.A. LOC), 0.200%, 2/4/2009	2,800,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 0.800%, 2/4/2009	2,500,000
475,000		Connecticut State HEFA, (Series T-2) Weekly VRDNs (Yale University), 0.200%, 2/5/2009	475,000
10,000,000		Connecticut State HEFA, Health Care Capital Asset Program (Series B-1) Weekly VRDNs (MidState Medical Center)/(Bank of America N.A. LOC), 0.400%, 2/4/2009	10,000,000
1,700,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA LOC), 0.350%, 2/5/2009	1,700,000
1,000,000		Connecticut State HFA, (Subseries A-2), 2.50% Bonds, 5/15/2009	1,001,389
8,000,000		Connecticut State Transportation Infrastructure Authority Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.250%, 2/4/2009	8,000,000
6,005,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.360%, 2/5/2009	6,005,000
3,925,000		Easton, CT, 3.250% BANs, 11/6/2009	3,954,227
6,000,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/ (Societe Generale, Paris LIQ), 0.500%, 2/5/2009	6,000,000
2,255,000		Marlborough, CT, 2.500% BANs, 12/9/2009	2,278,724
1,775,000		Milford, CT, 3.750% BANs, 5/5/2009	1,780,080
4,280,000		New Britain, CT, 4.000% BANs, 3/31/2009	4,293,367
5,000,000		New Haven, CT, (Series 2002A), 0.750% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 3/12/2009	5,000,000
5,010,000		New Haven, CT, (Series 2002A), 0.750% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 3/3/2009	5,010,000
1,500,000		New Haven, CT, 4.500% BANs, 3/17/2009	1,502,335
1,500,000		Old Lyme, CT, 3.750% BANs, 10/29/2009	1,510,792
1,365,000		Old Saybrook, CT, 2.500% BANs, 7/7/2009	1,365,000
4,000,000		Regional School District No. 4, CT, 2.000% BANs, 4/1/2009	4,001,905
6,395,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 0.570%, 2/5/2009	6,395,000
5,000,000		Sherman, CT, 2.500% BANs, 8/27/2009	5,025,107
1,660,000		Sterling, CT, 1.750% BANs, 1/28/2010	1,672,183
5,000,000		Waterbury, CT, 2.500% BANs, 9/2/2009	5,021,634
6,000,000		Waterbury, CT, 4.000% BANs, 9/2/2009	6,077,068
		TOTAL	184,584,003
		Puerto Rico--11.2%
4,370,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS)/ (J.P. Morgan Chase & Co. LIQ), 0.630%, 2/5/2009	4,370,000
18,900,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.850%, 2/4/2009	18,900,000
10,000	[3,4]	Puerto Rico Municipal Finance Agency, (PT-3326) Weekly VRDNs (Dexia Credit Local LIQ)/ (Dexia Credit Local LOC), 3.070%, 2/5/2009	10,000
		TOTAL	23,280,000
		TOTAL MUNICIPAL INVESTMENTS – 99.8% (AT AMORTIZED COST)[5]	207,864,003
		OTHER ASSETS AND LIABILITIES – NET – 0.2%[6]	330,724
		TOTAL NET ASSETS – 100%	$208,194,727

Securities that are subject to the federal alternative minimum tax (AMT) represent 3.1% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $10,385,000, which represented 5.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $10,385,000, which represented 5.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	207,864,003
Level 3 – Significant Unobservable Inputs	---
Total	$207,864,003

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PUTTERs	--Puttable Tax-Exempt Receipts
VRDNs	--Variable Rate Demand Notes

Federated Tax-Free Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Alabama--10.2%
$1,000,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 1.030%, 2/5/2009	$1,000,000
2,200,000		Birmingham, AL Medical Clinic Board, (Series 2007-A), Weekly VRDNs (University of Alabama Health Services Foundation, P.C.)/(Bank of America N.A. LOC), 0.540%, 2/6/2009	2,200,000
3,000,000		Gulf Shores, AL Medical Clinic Board, (Series 2007), Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 0.730%, 2/5/2009	3,000,000
1,000,000		Mobile, AL IDB, PCR (Series 2008), 2.00% TOBs (Alabama Power Co.), Mandatory Tender 7/15/2009	1,000,000
1,700,000		Southeast Alabama Gas District, (Series 2007A), Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.350%, 2/2/2009	1,700,000
1,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds), Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/4/2009	1,600,000
7,500,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds), Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.000%, 2/4/2009	7,500,000
		TOTAL	18,000,000
		Florida--4.1%
5,220,000		Broward County, FL HFA, (Series 1997), Weekly VRDNs (Jacaranda Village Apartments)/ (HSBC Bank USA LOC), 0.500%, 2/4/2009	5,220,000
2,065,000	[3,4]	South Miami, FL Health Facilities Authority, PUTTERs (Series 2473), Weekly VRDNs (Baptist Health System of South Florida)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 2/5/2009	2,065,000
		TOTAL	7,285,000
		Georgia--8.8%
4,000,000		Fulton County, GA Development Authority, (Series 2007), Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
5,200,000		Gwinnett County, GA Hospital Authority, (Series B), Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	5,200,000
6,200,000		Savannah, GA EDA, (Series 2007), Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	6,200,000
		TOTAL	15,400,000
		Illinois--6.7%
1,295,000	[3,4]	Chicago, IL Board of Education, ROCs (Series 3075), Weekly VRDNs (FSA INS)/ Citigroup Financial Products, Inc. LIQ), 1.590%, 2/5/2009	1,295,000
5,000,000		Chicago, IL School Finance Authority, (Series B), 5.00% Bonds (FSA INS), 6/1/2009	5,049,859
5,400,000		Illinois Finance Authority, (Series 2008), Weekly VRDNs (Clearbrook Corp.)/(Harris, N.A. LOC), 0.500%, 2/5/2009	5,400,000
		TOTAL	11,744,859
		Kentucky--4.3%
7,500,000		Jefferson County, KY, (Series 1997), Weekly VRDNs (Kosmos Cement Co. Partnership)/ (Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	7,500,000
		Louisiana--2.5%
4,500,000		Louisiana Public Facilities Authority, (Series 2008), Weekly VRDNs (Starmount Life Insurance Co.)/(Regions Bank, Alabama LOC), 0.930%, 2/5/2009	4,500,000
		Maine--1.9%
3,345,000		Maine Finance Authority, (Series 2000), Weekly VRDNs (Kents Hill School)/(Allied Irish Banks PLC LOC), 1.000%, 2/5/2009	3,345,000
		Maryland--6.0%
800,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)(FNMA LOC), 0.530%, 2/5/2009	800,000
300,000		Maryland State Economic Development Corp., (Series 2008B), Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/2/2009	300,000
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.710%, 2/5/2009	3,000,000
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1999), Weekly VRDNs (Landon School)/(SunTrust Bank LOC), 0.470%, 2/4/2009	1,300,000
2,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G), Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 0.620%, 2/2/2009	2,000,000
100,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.)/ (Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	100,000
2,995,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/ (Branch Banking & Trust Co. LIQ), 0.450%, 2/5/2009	2,995,000
		TOTAL	10,495,000
		Massachusetts--0.6%
1,000,000		Commonwealth of Massachusetts, (Series C), 4.00% RANs, 5/29/2009	1,005,690
		Michigan--7.1%
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P), Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.030%, 2/5/2009	80,000
9,000,000	[3,4]	Detroit, MI Sewage Disposal System, EAGLES (Series 2006-0127), Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.570%, 2/5/2009	9,000,000
1,000,000		Grand Rapids, MI EDR, (Series 2007), Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 1.030%, 2/5/2009	1,000,000
2,500,000		Michigan State Hospital Finance Authority, (Series C), Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	2,500,000
		TOTAL	12,580,000
		Minnesota--1.0%
1,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 2/5/2009	1,000,000
800,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.510%, 2/5/2009	800,000
		TOTAL	1,800,000
		Mississippi--2.0%
3,500,000		Mississippi Business Finance Corp., (Series 2007), Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	3,500,000
		Multi State--7.7%
1,615,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multistate Non-AMT)/(Series 2007-50), Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury), 0.580%, 2/5/2009	1,615,000
12,000,000	[3,4]	Delaware River Port Authority Revenue, (SGA 89) Daily VRDNs (FSA INS)/(Societe Generale, Paris LIQ), 0.950%, 2/2/2009	12,000,000
		TOTAL	13,615,000
		Nevada--0.6%
1,000,000		Las Vegas, NV Convention & Visitors Authority, (Series 1999), 5.75% Bonds (United States Treasury PRF 7/1/2009@101), 7/1/2015	1,026,398
		New Jersey--1.1%
1,864,000		Closter, NJ, 3.00% BANs, 6/19/2009	1,871,108
		New York--5.3%
9,385,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ), 1.650%, 2/4/2009	9,385,000
		Ohio--11.5%
4,670,000		Ashland County, OH, (Series 2005), Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC), 2.030%, 2/5/2009	4,670,000
1,250,000		Berea, OH, 2.10% BANs, 8/27/2009	1,251,737
2,995,000		Cuyahoga County, OH Health Care Facilities, (Series 1999), Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 0.630%, 2/5/2009	2,995,000
5,560,000		Geauga County, OH, (Series 2001), Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 3.000%, 2/5/2009	5,560,000
3,840,000		Marion County, OH Health Care Facilities, (Series 2002), Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 0.620%, 2/4/2009	3,840,000
1,885,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds (Series 2003), Weekly VRDNs (Good Shepherd Home)/(Fifth Third Bank, Cincinnati LOC), 1.280%, 2/5/2009	1,885,000
		TOTAL	20,201,737
		Pennsylvania--6.0%
195,000		Dauphin County, PA IDA, (Series 2005), Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/6/2009	195,000
1,200,000	[3,4]	Delaware Valley, PA Regional Finance Authority, BB&T Floater Certificates (Series 2028), Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.440%, 2/5/2009	1,200,000
7,100,000		Spring Grove, PA Area School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	7,100,000
2,000,000		Wallingford Swarthmore, PA School District, (Series 2008), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	2,000,000
		TOTAL	10,495,000
		South Carolina--2.8%
2,000,000		South Carolina Jobs-EDA, (Series 2008B), Weekly VRDNs (Palmetto Health Alliance)/(Bank of America N.A. LOC), 0.450%, 2/4/2009	2,000,000
3,000,000	[3,4]	South Carolina Jobs-EDA, Term Tender Custodial Receipts (Series 2009 AA), 2.25% TOBs (Palmetto Health Alliance)/(Branch Banking & Trust Co. LOC), Mandatory Tender 7/15/2009	3,003,398
		TOTAL	5,003,398
		Tennessee--2.0%
3,450,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2003C), Weekly VRDNs (Village at Germantown, Inc.)/(BNP Paribas SA LOC), 0.530%, 2/5/2009	3,450,000
		Texas--6.5%
3,800,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 2.10% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	3,800,000
1,000,000	[3,4]	Texas Municipal Gas Acquisition & Supply Corp. II, ROCs (Series 10014CE), Weekly VRDNs (GTD by Citigroup, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.770%, 2/5/2009	1,000,000
1,900,000	[3,4]	Texas State Transportation Commission, PUTTERs (Series 2490), Weekly VRDNs (Texas State)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 2/5/2009	1,900,000
3,000,000		Texas State, (Series 2008), 3.00% TRANs, 8/28/2009	3,023,216
1,600,000		Travis County, TX HFDC (Series A), 5.875% Bonds (Ascension Health Credit Group)/(United States Treasury PRF 11/15/2009@101), 11/15/2024	1,654,684
		TOTAL	11,377,900
		Virginia--1.1%
1,865,000		Richmond, VA IDA, (Series 2001), Daily VRDNs (Church Schools in the Diocese of Virginia)/ (SunTrust Bank LOC), 0.620%, 2/2/2009	1,865,000
		TOTAL MUNICIPAL INVESTMENTS---99.8% (AT AMORTIZED COST)[5]	175,446,090
		OTHER ASSETS AND LIABILITIES— NET—0.2%[6]	341,975
		TOTAL NET ASSETS---100%	$175,788,065

At January 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $43,953,398, which represented 25.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $43,953,398, which represented 25.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	175,446,090
Level 3 – Significant Unobservable Inputs	---
Total	$175,446,090

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDR	--Economic Development Revenue
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Florida Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--96.8%[1,2]
		Alabama--1.8%
$7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/ (Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	$7,325,000
		Delaware--1.7%
7,000,000		Delaware EDA, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.900%, 2/2/2009	7,000,000
		Florida--80.5%
10,950,000		Bay County, FL, (Series 2004) Weekly VRDNs (Bay Haven Charter Academy, Inc.)/ (Columbus Bank and Trust Co., GA LOC), 1.300%, 2/5/2009	10,950,000
6,000,000		Broward County, FL, (Series 2008) Weekly VRDNs (Port Everglades)/(Bank of Nova Scotia, Toronto LOC), 0.590%, 2/5/2009	6,000,000
5,000,000		Citizens Property Insurance Corp. FL, (Series A-2), 4.50% RANs (FSA INS), 6/1/2009	5,032,089
8,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2006-7) Weekly VRDNs (GNMA COL)/(FSA INS)/(State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	8,000,000
30,065,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2007-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.650%, 2/5/2009	30,065,000
10,000,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	10,000,000
5,555,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	5,555,000
6,500,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.580%, 2/4/2009	6,500,000
5,065,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2007-C64) Weekly VRDNs (Bank of New York LIQ), 0.700%, 2/4/2009	5,065,000
12,890,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C25) Weekly VRDNs (Bank of New York LIQ), 1.450%, 2/4/2009	12,890,000
17,835,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	17,835,000
9,565,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2008-C57) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	9,565,000
2,610,000	[3,4]	Florida Housing Finance Corp., ROCs (Series 11688) Weekly VRDNs (Citibank NA, New York LIQ), 0.590%, 2/5/2009	2,610,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 1.80% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Mandatory Tender 3/1/2009	4,100,000
8,000,000		Hernando County, FL, IDBs (Series 2008) Weekly VRDNs (Goodwill Industries-Suncoast, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	8,000,000
8,000,000		Hillsborough County, FL HFA, (Series 2006) Weekly VRDNs (Brandywine Apartments)/ (Citibank NA, New York LOC), 0.650%, 2/4/2009	8,000,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/(SunTrust Bank LOC), 1.000%, 2/5/2009	5,500,000
9,600,000		Hillsborough County, FL IDA, (Series 2008B) Weekly VRDNs (University Community Hospital)/(Wachovia Bank N.A. LOC), 1.420%, 2/5/2009	9,600,000
2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 0.830%, 2/5/2009	2,400,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 1.800%, 2/5/2009	2,700,000
20,000,000		Liberty County, FL Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	20,000,000
625,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 5.750%, 2/5/2009	625,000
5,000,000	[3,4]	Miami-Dade County, FL Aviation, Eagles (Series 2007-0073) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), 0.690%, 2/5/2009	5,000,000
19,800,000	[3,4]	Miami-Dade County, FL Aviation, ROCs (Series 10281) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.840%, 2/5/2009	19,800,000
5,140,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 2/4/2009	5,140,000
2,345,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/ (Bank of America N.A. LOC), 0.900%, 2/4/2009	2,345,000
7,230,000		Orange County, FL HFA, (Series 2005B) Weekly VRDNs (Harris Cove Partners Ltd.)/(FNMA LOC), 0.800%, 2/4/2009	7,230,000
2,100,000		Orange County, FL IDA, (Series 1999) Weekly VRDNs (Goodwill Industries of Central Florida, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,100,000
9,800,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Foundation Academy of Winter Garden, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.090%, 2/4/2009	9,800,000
13,935,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-2) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/5/2009	13,935,000
13,385,000		Orlando & Orange County Expressway Authority, FL, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/5/2009	13,385,000
12,000,000		Pinellas County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Shorecrest Preparatory School)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	12,000,000
4,500,000		Pinellas County, FL Educational Facilities Authority, Revenue and Revenue Refunding Bonds (Series 2007) Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	4,500,000
4,000,000		Pinellas County, FL IDA, (Series 2008) Weekly VRDNs (Bovie Medical Corp.)/(RBC Bank (USA) LOC), 0.850%, 2/5/2009	4,000,000
3,500,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(Regions Bank, Alabama LOC), 0.980%, 2/5/2009	3,500,000
3,400,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	3,400,000
12,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.720%, 2/2/2009	12,000,000
10,000,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	10,000,000
4,775,000		Volusia County, FL IDA, (Series 2008A) Weekly VRDNs (Management by Innovation, Inc.)/ (Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	4,775,000
1,600,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 0.750%, 2/4/2009	1,600,000
		TOTAL	325,502,089
		Indiana--0.1%
540,000		Poseyville, IN, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/(Harris, N.A. LOC), 1.280%, 2/5/2009	540,000
		Kentucky--0.6%
2,345,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Michigan LOC), 1.800%, 2/5/2009	2,345,000
		Missouri--1.0%
3,880,000		St. Charles County, MO Industrial Development Agency, (Series 2006) Weekly VRDNs (Trinity Manufacturing, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.510%, 2/5/2009	3,880,000
		Multi State--3.1%
6,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs Deutsche Bank AG LIQ), 0.780%, 2/5/2009	6,000,000
6,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs Deutsche Bank AG LIQ), 0.780%, 2/5/2009	6,600,000
		TOTAL	12,600,000
		New Jersey--6.8%
1,636,300		Bridgeton, NJ, 3.250% BANs, 3/5/2009	1,636,647
1,900,000		Chatham Township, NJ, 2.750% BANs, 7/24/2009	1,904,463
2,690,100		Cliffside Park, NJ, 2.250% BANs, 4/30/2009	2,691,365
2,466,000		Dumont, NJ, 3.000% BANs, 7/31/2009	2,473,114
4,000,000		East Rutherford Borough, NJ, 2.500% BANs, 11/13/2009	4,013,743
2,000,000		Fair Haven Boro, NJ, 2.000% BANs, 2/12/2009	2,000,130
1,620,592		High Bridge Borough, NJ, 3.000% BANs, 7/23/2009	1,625,439
1,100,000		New Jersey Turnpike Authority, (Series 2003C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	1,100,000
3,030,000		Teaneck, NJ, 3.000% BANs, 7/31/2009	3,043,136
4,950,000		Verona Township, NJ, 2.750% BANs, 12/17/2009	4,971,112
1,862,000		Wallington, NJ, 2.500% BANs, 5/11/2009	1,864,231
		TOTAL	27,323,380
		New York--0.5%
1,500,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs, Deutsche Bank AG LIQ), 0.730%, 2/5/2009	1,500,000
380,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/ (JPMorgan Chase Bank, N.A. LOC), 2.950%, 2/5/2009	380,000
		TOTAL	1,880,000
		West Virginia--0.7%
3,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 1.100% CP (Virginia Electric & Power Co.), Mandatory Tender 4/6/2009	3,000,000
		TOTAL MUNICIPAL INVESTMENTS –96.8% (AT AMORTIZED COST)[5]	391,395,469
		OTHER ASSETS AND LIABILITIES –NET –3.2%[6]	13,149,612
		TOTAL NET ASSETS—100%	$404,545,081

Securities that are subject to the federal alternative minimum tax (AMT) represent 63.4% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	98.1%	1.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $124,930,000, which represented 30.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $124,930,000, which represented 30.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	---
Level 2 – Other Significant Observable Inputs	$391,395,469
Level 3 – Significant Unobservable Inputs	---
Total	$391,395,469

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum Tax
COL	--Collateralized
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDBs	--Industrial Development Bonds
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi Family Housing
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes
VRDPs	--Variable Rate Demand Preferreds

Georgia Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2%[1,2]
		Georgia--98.7%
$2,060,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	$2,060,000
4,380,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	4,380,000
3,595,000		Athens-Clarke County, GA IDA, (Series 2006) Weekly VRDNs (Monsignor Donovan Catholic High School)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	3,595,000
39,166,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 0.70% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/4/2009	39,166,000
21,360,000		Atlanta, GA Airport General Revenue, (Series 2005A-1), 1.450% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/12/2009	21,360,000
5,065,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.450%, 2/4/2009	5,065,000
22,000,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, (Series 2005B-2), 1.400% CP (GTD by Bayerische Landesbank, Calyon, Paris, Landesbank Baden-Wuerttemberg and Wachovia Bank N.A. LOCs), Mandatory Tender 2/12/2009	22,000,000
1,100,000		Atlanta, GA Water & Wastewater, (Series 2001 C) Daily VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.000%, 2/2/2009	1,100,000
5,000,000		Atlanta, GA Water & Wastewater, (Series 2006), 1.850% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 2/6/2009	5,000,000
29,500,000	[3,4]	Atlanta, GA Water & Wastewater, EAGLES (Series 2006-0094) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.560%, 2/5/2009	29,500,000
4,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.650%, 2/5/2009	4,350,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	8,400,000
5,055,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, MERLOTS (Series 2007-C47) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 0.750%, 2/4/2009	5,055,000
6,200,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.700%, 2/5/2009	6,200,000
12,000,000		Bartow County, GA, (Series 2009), 2.000% TANs, 12/31/2009	12,107,640
2,900,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	2,900,000
5,440,000		Bibb County, GA Development Authority, (Series 2007) Weekly VRDNs (Covenant Academy, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	5,440,000
1,000,000		Bibb County, GA School District, 5.000% Bonds (Georgia State), 4/1/2009	1,005,057
4,865,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	4,865,000
3,000,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Innovative Foam Products LLC)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	3,000,000
6,500,000		Carroll County, GA Development Authority, (Series 2007) Weekly VRDNs (Janus Investments, LLC)/(Regions Bank, Alabama LOC), 1.150%, 2/5/2009	6,500,000
14,960,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	14,960,000
2,130,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 0.500%, 2/5/2009	2,130,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	7,970,000
5,410,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 0.780%, 2/5/2009	5,410,000
4,110,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(SunTrust Bank LOC), 0.500%, 2/5/2009	4,110,000
3,300,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 0.740%, 2/4/2009	3,300,000
11,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/ (Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	11,300,000
200,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	200,000
2,000,000		Cobb County, GA Kennestone Hospital Authority, (Series 2005A) Weekly VRDNs (Wellstar Health System, Inc.)/(SunTrust Bank LOC), 0.680%, 2/5/2009	2,000,000
10,665,000		Columbus, GA Development Authority, (Series 2002) Daily VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 0.800%, 2/5/2009	10,665,000
4,115,000		Columbus, GA Development Authority, (Series 2005) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	4,115,000
12,915,000		Columbus, GA Development Authority, (Series 2005A) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	12,915,000
12,075,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	12,075,000
3,800,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,800,000
5,640,000		Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC), 1.550%, 2/5/2009	5,640,000
5,260,000		Crisp County - Cordele, GA IDA, (Series 2007) Weekly VRDNs (Goldens Foundry & Machine Co.)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	5,260,000
35,755,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.100%, 2/5/2009	35,755,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.730%, 2/5/2009	7,500,000
1,100,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,100,000
950,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	950,000
3,500,000		De Kalb Private Hospital Authority, GA, (Series 1994B) Weekly VRDNs (Egleston Children's Hospital at Emory University, Inc.)/(SunTrust Bank LOC), 0.440%, 2/4/2009	3,500,000
2,700,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,700,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 1.190%, 2/4/2009	1,250,000
700,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 0.640%, 2/4/2009	700,000
2,150,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,150,000
3,000,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Sophia Academy, Inc.)/(Bank of North Georgia LOC), 1.430%, 2/5/2009	3,000,000
2,725,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (The Task Force for Child Survival & Development, Inc.)/(SunTrust Bank LOC), 0.590%, 2/4/2009	2,725,000
15,935,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wachovia Bank N.A. LOC), 0.910%, 2/5/2009	15,935,000
7,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 0.600%, 2/5/2009	7,000,000
4,000,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 0.930%, 2/5/2009	4,000,000
5,130,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 0.550%, 2/5/2009	5,130,000
6,000,000		Fayette County, GA, (Series 1998) Weekly VRDNs (Gardner Denver Machinery, Inc.)/ (National City Bank LOC), 0.770%, 2/5/2009	6,000,000
4,950,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(Wachovia Bank N.A. LOC), 0.900%, 2/5/2009	4,950,000
6,720,000		Floyd County, GA Development Authority - Environmental Improvement, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 0.600%, 2/5/2009	6,720,000
20,800,000		Floyd County, GA Development Authority PCRB, (First Series 2008) Daily VRDNs (Georgia Power Co.), 0.700%, 2/2/2009	20,800,000
4,975,000		Fulco, GA Hospital Authority, (Series 1999) Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank LOC), 0.470%, 2/4/2009	4,975,000
2,800,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,800,000
1,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	1,000,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	900,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,500,000
12,725,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 1.430%, 2/5/2009	12,725,000
5,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thueringen LIQ), 0.470%, 2/4/2009	5,000,000
4,500,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	4,500,000
10,000,000		Fulton County, GA Development Authority, (Series 2008A), 1.250% TOBs (Georgia Tech Athletic Association, Inc.)/(Northern Trust Co., Chicago, IL LOC), Mandatory Tender 12/2/2009	10,000,000
10,710,000	[3,4]	Fulton County, GA Housing Authority, (PT-4595) Weekly VRDNs (Vineyards of Brown's Mill)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	10,710,000
17,875,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/ (SunTrust Bank LOC), 0.790%, 2/4/2009	17,875,000
6,000,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 0.550%, 2/15/2009	6,000,000
4,400,000		Fulton County, GA IDA, (Series 2005) Weekly VRDNs (Phoenix Stamping Group LLC)/ (Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	4,400,000
1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.500%, 2/4/2009	1,745,000
1,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.550%, 2/4/2009	1,000,000
7,715,000		Gainesville & Hall County, GA Hospital Authority, (Series 2008G) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(Bayerische Landesbank LOC), 0.550%, 2/4/2009	7,715,000
500,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	500,000
10,840,000	[3,4]	Gainesville, GA Housing Authority, (PT-4570) Weekly VRDNs (McEver Vineyards LP)/(FHLMC COL)/(FHLMC LIQ), 0.760%, 2/5/2009	10,840,000
4,380,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	4,380,000
800,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel's Island Terminal)/ (SunTrust Bank LOC), 0.790%, 2/4/2009	800,000
1,845,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 0.540%, 2/4/2009	1,845,000
2,750,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106), 2.150% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	2,750,000
5,540,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.480%, 2/5/2009	5,540,000
12,945,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.460%, 2/5/2009	12,945,000
230,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 0.800%, 2/5/2009	230,000
8,900,000		Gwinnett County, GA Development Authority, (Series 2001) Weekly VRDNs (Gwinnett County, GA)/(GTD by Landesbank Hessen-Thueringen LIQ), 0.550%, 2/4/2009	8,900,000
1,500,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,500,000
1,170,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,170,000
7,500,000		Gwinnett County, GA Development Authority, (Series 2007) Weekly VRDNs (Notre Dame Academy, Inc.)/(Bank of North Georgia LOC), 1.430%, 2/5/2009	7,500,000
6,100,000		Gwinnett County, GA Hospital Authority, (Series 2007A) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FSA INS)/(SunTrust Bank LIQ), 1.500%, 2/4/2009	6,100,000
1,800,000		Gwinnett County, GA Hospital Authority, (Series B) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(SunTrust Bank LOC), 0.470%, 2/4/2009	1,800,000
280,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/(Wachovia Bank N.A. LOC), 0.800%, 2/5/2009	280,000
2,400,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(SunTrust Bank LOC), 0.840%, 2/5/2009	2,400,000
17,410,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.550%, 2/5/2009	17,410,000
5,280,000		Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.650%, 2/5/2009	5,280,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 0.680%, 2/4/2009	7,770,000
13,000,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, (PT-3945) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 3.100%, 2/5/2009	13,000,000
18,190,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.100%, 2/5/2009	18,190,000
22,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 2.100% TOBs (Georgia Power Co.), Mandatory Tender 7/14/2009	22,000,000
9,775,000		Montgomery County, GA Development Authority, (Series 2007) Weekly VRDNs (Brewton Parker College, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	9,775,000
2,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/ (Bank of America N.A. LOC), 0.700%, 2/4/2009	4,000,000
17,935,000		Private Colleges & Universities Facilities of GA, (Series A), 1.750% TOBs (Emory University), Mandatory Tender 7/1/2009	17,935,000
14,000,000		Private Colleges & Universities Facilities of GA, 0.250% CP (Emory University), Mandatory Tender 3/9/2009	14,000,000
17,000,000		Private Colleges & Universities Facilities of GA, 0.450% CP (Emory University), Mandatory Tender 3/24/2009	17,000,000
2,000,000		Richmond County, GA Development Authority, (Series 2008B) Weekly VRDNs (MCG Health, Inc.)/(Landesbank Baden-Wuerttemberg LOC), 0.600%, 2/4/2009	2,000,000
2,000,000		Rockdale County, GA Hospital Authority, (Series 2002) Weekly VRDNs (Rockdale Hospital and Health System, Inc.)/(Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	2,000,000
3,425,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 0.620%, 2/5/2009	3,425,000
8,040,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/ (FNMA LOC), 0.600%, 2/5/2009	8,040,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.700%, 2/4/2009	4,600,000
3,000,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 2.190%, 2/4/2009	3,000,000
5,725,000		Savannah, GA EDA, (Series 2008) Weekly VRDNs (Saint Andrews School)/(Columbus Bank and Trust Co., GA LOC), 1.430%, 2/5/2009	5,725,000
5,000,000		Savannah, GA EDA, (Series 2008A: University Village) Weekly VRDNs (SSU Foundation Real Estate Ventures LLC)/(Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	5,000,000
7,000,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	7,000,000
4,595,000		Screven County, GA IDA, (Series 1995) Weekly VRDNs (Sylvania Yarn Systems, Inc.)/ (Wachovia Bank N.A. LOC), 0.650%, 2/4/2009	4,595,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/ (Deutsche Bank Trust Co. Americas LOC), 1.000%, 2/4/2009	2,000,000
1,400,000		Tattnall County, GA IDA, (Series 1999) Weekly VRDNs (Rotary Corp.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	1,400,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,000,000
16,000,000		Valdosta & Lowndes Countys, GA, (Series 1998) Weekly VRDNs (South Georgia Medical Center)/(FSA INS)/(Bank of America N.A. LIQ), 0.500%, 2/5/2009	16,000,000
3,600,000		Walker County, GA, 2.200% Bonds, 1/1/2010	3,606,464
7,500,000		Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.790%, 2/4/2009	7,500,000
1,770,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/ (Wachovia Bank N.A. LOC), 0.650%, 2/6/2009	1,770,000
1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 0.650%, 2/5/2009	1,175,000
16,800,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(Columbus Bank and Trust Co., GA LOC), 1.530%, 2/5/2009	16,800,000
		TOTAL	839,585,161
		Puerto Rico--2.5%
21,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.000% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	21,138,121
		TOTAL MUNICIPAL INVESTMENTS—101.2% (AT AMORTIZED COST)[5]	860,723,282
		OTHER ASSETS AND LIABILITIES – NET– (1.2)%[6]	(10,431,742)
		TOTAL NET ASSETS—100%	$850,291,540

Securities that are subject to the federal alternative minimum tax (AMT) represent 45.2% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $121,365,000, which represented 14.3% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $121,365,000, which represented 14.3% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	860,723,282
Level 3 – Significant Unobservable Inputs	---
Total	$ 860,723,282

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Maryland Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Maryland--97.0%
$675,000		Baltimore County, MD IDA, (Series 1994A), Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 0.700%, 2/5/2009	$675,000
4,300,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986), Weekly VRDNs (Baltimore Capital Acquisition)/(GTD by Bayerische Landesbank LOC), 0.550%, 2/4/2009	4,300,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 0.600%, 2/13/2009	2,100,000
955,000		Baltimore County, MD, (1994 Issue), Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.750%, 2/4/2009	955,000
5,650,000		Baltimore County, MD, (Series 2004), Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.530%, 2/5/2009	5,650,000
200,000		Carroll County, MD EDRB, (Series 1995B), Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	200,000
2,800,000		Carroll County, MD Revenue Bonds, (Series 2008), Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,800,000
3,640,000		Harford County, MD EDA, (Series 2001), Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	3,640,000
3,450,000		Howard County, MD EDRB, (Series 2005), Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 0.720%, 2/5/2009	3,450,000
5,000,000		Maryland Community Development Administration - Residential Revenue, (2008 Series D), Weekly VRDNs (KBC Bank N.V. LIQ), 0.700%, 2/5/2009	5,000,000
6,200,000		Maryland Community Development Administration - Residential Revenue, (Series 2008B: Shakespeare Park Apartments), Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.570%, 2/5/2009	6,200,000
8,105,000		Maryland Community Development Administration - Residential Revenue, (Series 2008C), Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.570%, 2/5/2009	8,105,000
2,075,000	[3,4]	Maryland Community Development Administration - Residential Revenue, MERLOTS (Series 2007-C54), Weekly VRDNs (Bank of New York LIQ), 1.450%, 2/4/2009	2,075,000
2,900,000		Maryland IDFA, (Series 1999), 1.800% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	2,900,000
2,880,000		Maryland State Community Development Administration, (Series 1990 C), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.720%, 2/4/2009	2,880,000
8,850,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.720%, 2/4/2009	8,850,000
1,600,000		Maryland State Department of Transportation, (Series 2002), 5.500% Bonds, 2/1/2009	1,600,000
1,750,000		Maryland State Economic Development Corp., (Series 1998), Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.750%, 2/5/2009	1,750,000
1,315,000		Maryland State Economic Development Corp., (Series 1999A), Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/6/2009	1,315,000
1,500,000		Maryland State Economic Development Corp., (Series 1999B), 7.625% Bonds (Chesapeake Bay Conference Center )/(United States Treasury PRF 12/1/2009@101), 12/1/2022	1,591,796
2,600,000		Maryland State Economic Development Corp., (Series 2000), Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	2,600,000
3,300,000		Maryland State Economic Development Corp., (Series 2003), Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	3,300,000
990,000		Maryland State Economic Development Corp., (Series 2003: Maryland Science Center), Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	990,000
1,930,000		Maryland State Economic Development Corp., (Series 2005A), Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 0.650%, 2/6/2009	1,930,000
5,000,000		Maryland State Economic Development Corp., (Series 2007), Weekly VRDNs (Constellation Energy Group, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	5,000,000
2,000,000		Maryland State Economic Development Corp., (Series 2008), Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.900%, 2/5/2009	2,000,000
2,500,000		Maryland State Economic Development Corp., (Series 2008B), Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.400%, 2/2/2009	2,500,000
520,000		Maryland State Economic Development Corp., (Series A), Weekly VRDNs (The Associated: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	520,000
6,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594), Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.710%, 2/5/2009	6,000,000
715,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998), Weekly VRDNs (Woodbourne Center, Inc.)/(PNC Bank, N.A. LOC), 0.490%, 2/3/2009	715,000
5,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2007), Weekly VRDNs (Beth Tfiloh Dahan Community School, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	5,000,000
3,500,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), Weekly VRDNs (Suburban Hospital Healthcare System, Inc.)/(SunTrust Bank LOC), 0.540%, 2/4/2009	3,500,000
2,200,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008G), Daily VRDNs (University of Maryland Medical System Corporation)/(Wachovia Bank N.A. LOC), 0.620%, 2/2/2009	2,200,000
4,415,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1997), Weekly VRDNs (Augsburg Lutheran Home of MD, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 2/4/2009	4,415,000
3,300,000		Maryland State IDFA, (Series 2005), Weekly VRDNs (Baltimore International College, Inc.) /(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	3,300,000
3,585,000	[3,4]	Maryland State Transportation Authority, (BB&T Series 2008-37), Weekly VRDNs (FSA INS)/ Branch Banking & Trust Co. LIQ), 0.450%, 2/5/2009	3,585,000
2,380,000		Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 3.000% Bonds, 3/1/2009	2,381,979
1,000,000		Montgomery County, MD EDA, (Series 2008), Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	1,000,000
8,450,000		Montgomery County, MD Housing Opportunities Commission, (2008 Series C), Weekly VRDNs (PNC Bank, N.A. LIQ), 0.670%, 2/4/2009	8,450,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 1.500%, 2/2/2009	959,000
1,500,000		Prince Georges County, MD, (1997 Issue), Weekly VRDNs (Mona Branch Avenue Ltd. Partnership)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.660%, 2/3/2009	1,500,000
2,300,000		Washington County, MD Economic Development Revenue Board, (Series 2006), Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	2,300,000
3,000,000		Washington County, MD, (Series 2000), Weekly VRDNs (YMCA of Hagerstown, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/6/2009	3,000,000
2,270,000		Westminster, MD Educational Facilities, (Series 2000), Weekly VRDNs (Western Maryland College, Inc.)/(Wachovia Bank N.A. LOC), 0.510%, 2/5/2009	2,270,000
1,835,000		Worcester County, MD, (2008 Series ), 3.500% Bonds, 10/1/2009	1,860,302
		TOTAL	137,313,077
		Puerto Rico--2.8%
4,000,000		Commonwealth of Puerto Rico, (Series 2009 A1), 3.000% TRANs (Bank of Nova Scotia, Toronto LOC), 7/30/2009	4,026,309
		TOTAL MUNICIPAL INVESTMENTS---99.8% (AT AMORTIZED COST)[5]	141,339,386
		OTHER ASSETS AND LIABILITIES---NET—0.2%[6]	280,938
		TOTAL NET ASSETS---100%	$141,620,324

Securities that are subject to the federal alternative minimum tax (AMT) represent 50.4% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $11,660,000, which represented 8.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $11,660,000, which represented 8.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	141,339,386
Level 3 – Significant Unobservable Inputs	---
Total	$141,339,386

The following acronyms are used throughout this portfolio:

EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Massachusetts Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.4%[1,2]
		Massachusetts--99.3%
$1,500,000		Berkshire, MA Regional Transportation Authority, 3.500% RANs (GTD by Commonwealth of Massachusetts), 9/11/2009	$1,512,689
5,270,000		Beverly, MA, 1.500% BANs, 10/21/2009	5,303,937
3,325,000		Boston, MA IDFA, (Series 2006C) Weekly VRDNs (Fenway Community Health Center)/(Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	3,325,000
8,900,000		Brockton, MA Area Transit Authority, 2.500% RANs (GTD by Commonwealth of Massachusetts), 8/6/2009	8,917,733
9,500,000		Cape Cod, MA Regional Transportation Authority, 2.500% RANs (GTD by Commonwealth of Massachusetts), 7/31/2009	9,527,547
5,000,000		Commonwealth of Massachusetts, (Series 2001 B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.350%, 2/5/2009	5,000,000
7,350,000		Commonwealth of Massachusetts, (Series 2001 C) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 1.000%, 2/5/2009	7,350,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 0.530%, 2/5/2009	3,255,000
3,950,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (Bank of America N.A. LIQ), 1.530%, 2/5/2009	3,950,000
14,605,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 0.650%, 2/4/2009	14,605,000
24,965,000	[3,4]	Commonwealth of Massachusetts, Solar Eclipse (Series 2007-0077) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	24,965,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 0.930%, 2/5/2009	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (Bank of America N.A. LIQ), 0.930%, 2/5/2009	3,485,000
2,250,000		Danvers, Massachusetts, 2.500% BANs, 7/10/2009	2,256,732
1,431,000		East Bridgewater, MA, 2.300% BANs, 12/11/2009	1,443,735
2,846,000		Greenfield, MA, 2.250% BANs, 7/31/2009	2,849,410
1,279,000		Kingston, MA, 2.500% BANs, 1/26/2010	1,294,525
6,285,000		Littleton, MA, 1.500% BANs, 2/2/2010	6,316,111
7,300,000		Lowell, MA Regional Transportation Authority, 2.500% RANs (GTD by Commonwealth of Massachusetts), 8/14/2009	7,322,817
5,100,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 0.500%, 2/4/2009	5,100,000
16,360,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, DCL (Series 2008-026) Daily VRDNs (Dexia Credit Local LIQ), 1.250%, 2/5/2009	16,360,000
2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, PT-1218 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.540%, 2/5/2009	2,700,000
10,380,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, BB&T Floater Certificate (Series 2029) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.480%, 2/5/2009	10,380,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Banknorth N.A. LOC), 0.530%, 2/5/2009	5,450,000
8,000,000		Massachusetts Development Finance Agency, (Series 2006) Weekly VRDNs (YMCA of the North Shore)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Banknorth N.A. LOC), 0.470%, 2/5/2009	5,000,000
8,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Bridgewell, Inc.)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	8,000,000
5,000,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Clark University)/(TD Banknorth N.A. LOC), 0.580%, 2/4/2009	5,000,000
5,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Banknorth N.A. LOC), 0.530%, 2/5/2009	5,900,000
5,000,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.200%, 2/5/2009	5,000,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 1.600% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/5/2009	5,000,000
12,735,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.580%, 2/5/2009	12,735,000
1,685,000		Massachusetts HEFA, (Series 2004G) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.500%, 2/4/2009	1,685,000
19,965,000	[3,4]	Massachusetts HEFA, (Series 2007-0001) Weekly VRDNs (Worcester City Campus Corp.)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.510%, 2/5/2009	19,965,000
12,000,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/5/2009	12,000,000
2,795,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/5/2009	2,795,000
5,000,000	[3,4]	Massachusetts HEFA, BB&T Floater Certificates (Series 2008-56) Weekly VRDNs (Harvard University)/(Branch Banking & Trust Co. LIQ), 0.450%, 2/5/2009	5,000,000
4,400,000		Massachusetts HEFA, Pool Loan Program Issue, (Series N) Daily VRDNs (TD Banknorth N.A. LOC), 0.700%, 2/2/2009	4,400,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.480%, 2/5/2009	5,505,000
3,100,000		Massachusetts IFA, (Series 1992B), 0.70% CP (New England Power Co.), Mandatory Tender 4/7/2009	3,100,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/5/2009	1,500,000
10,245,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	10,245,000
1,830,000		Massachusetts IFA, (Series 1997) Weekly VRDNs (Massachusetts Society for the Prevention of Cruelty to Animals)/(Bank of America N.A. LOC), 0.530%, 2/5/2009	1,830,000
5,000,000		Massachusetts School Building Authority, (Series A), 0.400% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 5/5/2009	5,000,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 2/5/2009	6,000,000
4,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 2479Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 2/5/2009	4,000,000
3,800,000		Massachusetts State Development Finance Agency Weekly VRDNs (Family Services Association of Greater Boston)/(FHLB of Boston LOC), 0.530%, 2/4/2009	3,800,000
4,500,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 0.630%, 2/5/2009	4,500,000
6,400,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 0.500%, 2/5/2009	6,400,000
11,900,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (Gordon College)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/5/2009	11,900,000
2,940,000		Massachusetts State Development Finance Agency, (Series 2002) Weekly VRDNs (The Rivers School)/(RBS Citizens Bank N.A. LOC), 0.530%, 2/5/2009	2,940,000
4,875,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Bank of New York LOC), 0.520%, 2/4/2009	4,875,000
10,845,000		Massachusetts State Development Finance Agency, (Series 2003) Weekly VRDNs (Boston College High School)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/4/2009	10,845,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 0.450%, 2/5/2009	3,500,000
10,945,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (ISO New England, Inc.)/(Key Bank, N.A. LOC), 0.800%, 2/5/2009	10,945,000
11,315,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.800%, 2/4/2009	11,315,000
3,875,000		Massachusetts State Development Finance Agency, (Series 2006) Daily VRDNs (Melmark New England)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.530%, 2/5/2009	3,875,000
11,300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Becker College)/(Fifth Third Bank, Cincinnati LOC), 1.530%, 2/5/2009	11,300,000
3,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Buckingham Browne & Nichols School)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	3,000,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/4/2009	5,000,000
7,615,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 0.520%, 2/5/2009	7,615,000
5,000,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Banknorth N.A. LOC), 0.700%, 2/5/2009	5,000,000
3,500,000		Massachusetts State Development Finance Agency, (Series B) Weekly VRDNs (Linden Ponds, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.050%, 2/5/2009	3,500,000
5,000,000	[3,4]	Massachusetts State Development Finance Agency, AUSTIN (Series 2007-344) Weekly VRDNs (Newbridge on the Charles)/(Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.640%, 2/5/2009	5,000,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.540%, 2/5/2009	5,090,000
12,605,000	[3,4]	Massachusetts Water Resources Authority, PT-4370 Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.100%, 2/5/2009	12,605,000
10,065,000	[3,4]	Massachusetts Water Resources Authority, PUTTERs (Series 2794) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 0.930%, 2/5/2009	10,065,000
2,686,000		North Reading, MA, 2.500% BANs, 9/18/2009	2,694,257
2,400,000		Northampton, MA, 2.500% BANs, 2/12/2010	2,423,568
4,500,000		Paxton, MA, 2.500% BANs, 5/29/2009	4,511,417
3,000,000		Pittsfield, MA, 2.000% BANs, 1/29/2010	3,007,310
5,415,000		Somerville, MA, 2.500% BANs, 2/20/2009	5,417,268
2,661,456		Wachusett, MA Regional School District, 2.750% BANs, 3/17/2009	2,664,288
3,000,000		Westfield, MA, 2.500% BANs, 1/15/2010	3,028,174
1,896,000		Weston, MA, 2.500% BANs, 2/6/2009	1,896,153
2,301,357		Weston, MA, 3.000% BANs, 2/6/2009	2,301,510
2,740,000		Yarmouth, MA, 2.500% BANs, 6/26/2009	2,747,477
		TOTAL	466,876,658
		Puerto Rico--2.1%
6,300,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.850%, 2/4/2009	6,300,000
3,700,000	[3,4]	Puerto Rico Sales Tax Financing Corp., ROCs (Series 11146Z) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.760%, 2/5/2009	3,700,000
		TOTAL	10,000,000
		TOTAL MUNICIPAL INVESTMENTS—101.4% (AT AMORTIZED COST)[5]	476,876,658
		OTHER ASSETS AND LIABILITIES – NET– (1.4)%[6]	(6,410,589)
		TOTAL NET ASSETS—100%	$470,466,069

On January 31, 2009, the Fund held no securities that were subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.3%	0.7%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $159,415,000, which represented 33.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $159,415,000, which represented 33.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	476,876,658
Level 3 – Significant Unobservable Inputs	---
Total	$ 476,876,658

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDFA	--Industrial Development Financing Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
VRDNs	--Variable Rate Demand Notes

Michigan Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Michigan--96.0%
$4,000,000		Board of Trustees of Grand Valley State University, MI, (Series 2008-B) Weekly VRDNs (RBS Citizens Bank N.A. LOC), 0.400%, 2/5/2009	$4,000,000
8,000,000	[3,4]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.580%, 2/5/2009	8,000,000
10,000,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.460%, 2/5/2009	10,000,000
4,620,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.030%, 2/5/2009	4,620,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 1.030%, 2/5/2009	6,000,000
1,825,000		Detroit, MI Economic Development Corp., (Series A) Weekly VRDNs (Detroit Entertainment, LLC)/(Deutsche Bank AG LOC), 0.450%, 2/5/2009	1,825,000
30,450,000	[3,4]	Detroit, MI Sewage Disposal System, Eagles (Series 2006-0127) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.570%, 2/5/2009	30,450,000
10,810,000	[3,4]	Detroit, MI Sewage Disposal System, MERLOTS (Series 2007-C85) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 1.350%, 2/4/2009	10,810,000
5,000,000	[3,4]	Detroit, MI Water Supply System, (PT-3903) Weekly VRDNs (Assured Guaranty Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 1.090%, 2/5/2009	5,000,000
3,205,000		Detroit, MI, UT GO Bonds (Series 2008-B1), 5.00% Bonds (Assured Guaranty Corp. INS), 4/1/2009	3,219,799
2,000,000		East Detroit, MI Public School District, (2008 State Aid Note), 3.000% TRANs, 8/24/2009	2,002,716
3,220,000		East Grand Rapids, MI Public School District, UT GO Bonds, 5.750% Bonds (United States Treasury PRF 5/1/2009@100), 5/1/2021	3,332,312
2,300,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(Bank of America N.A. LOC), 0.800%, 2/4/2009	2,300,000
10,040,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	10,040,000
150,000		Grand Haven, MI, UT GO Bonds, 3.000% Bonds (FSA INS), 4/1/2009	150,178
7,550,000		Grand Rapids, MI EDR Weekly VRDNs (Cornerstone University)/(National City Bank LOC), 0.470%, 2/5/2009	7,550,000
29,350,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 1.030%, 2/5/2009	29,350,000
9,230,000		Grand Rapids, MI Economic Development Corp., (Series 2000) Weekly VRDNs (Holland Home Obligated Group)/(Fifth Third Bank, Michigan LOC), 1.050%, 2/5/2009	9,230,000
1,300,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.610%, 2/4/2009	1,300,000
1,300,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	1,300,000
990,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 1.000%, 2/5/2009	990,000
2,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	2,500,000
7,685,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.580%, 2/5/2009	7,685,000
8,000,000		Iron County, MI EDC, (Series 2008) Weekly VRDNs (Pine River Hardwoods, LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.680%, 2/5/2009	8,000,000
14,650,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.530%, 2/5/2009	14,650,000
23,955,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.700%, 2/5/2009	23,955,000
6,000,000		Kalamazoo, MI, (Series 2009), 1.50% TANs, 12/1/2009	6,012,314
4,735,000	[3,4]	Kent County, MI Airport Revenue, MERLOTS (Series 2007-D28) Weekly VRDNs (Kent County, MI)/(Wachovia Bank N.A. LIQ), 0.650%, 2/4/2009	4,735,000
8,645,000		Lenawee County, MI Hospital Finance Authority, (Series 2008C) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.650%, 2/4/2009	8,645,000
8,000,000		Livonia, MI Economic Development Corp., (Series 2007) Weekly VRDNs (Madonna University)/(RBS Citizens Bank N.A. LOC), 0.680%, 2/6/2009	8,000,000
500,000		Manistee, MI Area Public School, UT GO Bonds, 5.75% Bonds (United States Treasury PRF 5/1/2009@100), 5/1/2019	516,370
3,620,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.580%, 2/5/2009	3,620,000
780,000		Marquette, MI Hospital Finance Authority, (Series 2004A) Weekly VRDNs (Marquette General Hospital, MI)/(U.S. Bank, N.A. LOC), 0.500%, 2/5/2009	780,000
4,220,000		Michigan Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,220,000
27,000,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	27,000,000
3,075,000		Michigan Higher Education Facilities Authority, (Series 2007) Daily VRDNs (University of Detroit Mercy)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/2/2009	3,075,000
10,000,000		Michigan Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (Calvin College)/(JPMorgan Chase Bank, N.A. LOC), 1.210%, 2/6/2009	10,000,000
5,000,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.620%, 2/5/2009	5,000,000
16,325,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Aquinas College)/(Huntington National Bank, Columbus, OH LOC), 2.450%, 2/5/2009	16,325,000
8,900,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	8,900,000
10,500,000		Michigan Higher Education Facilities Authority, (Series 2008A) Weekly VRDNs (Thomas M Cooley Law School)/(Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	10,500,000
20,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.670%, 2/5/2009	20,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 1.000%, 2/4/2009	3,100,000
13,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, 3.00% BANs, 7/15/2009	13,123,636
1,500,000		Michigan Municipal Bond Authority, (Series A1), 3.00% Bonds, 8/20/2009	1,511,080
6,000,000		Michigan Public Educational Facilities Authority, (Series 2008 A-2), 3.00% RANs (RBS Citizens Bank N.A. LOC), 7/20/2009	6,029,980
1,615,000		Michigan Public Educational Facilities Authority, (Series 2008A-1), 3.00% RANs (RBS Citizens Bank N.A. LOC), 6/22/2009	1,621,731
6,000,000		Michigan State Building Authority, (Series 5), 0.850% CP (Bank of New York and State Street Bank and Trust Co. LOCs), Mandatory Tender 2/12/2009	6,000,000
6,385,000		Michigan State Financial Authority Weekly VRDNs (North Ottawa Care Center Inc.)/(National City Bank LOC), 0.470%, 2/5/2009	6,385,000
1,500,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	1,500,000
2,000,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.800%, 2/2/2009	2,000,000
4,250,000		Michigan State Hospital Finance Authority, (Series B) Weekly VRDNs (Bank of America N.A. LOC), 0.650%, 2/4/2009	4,250,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	5,000,000
12,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	12,500,000
7,500,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	7,500,000
5,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/5/2009	5,000,000
7,500,000		Michigan State Hospital Finance Authority, (Subseries C-22) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	7,500,000
8,250,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 2.250%, 2/4/2009	8,250,000
2,000,000		Michigan State Hospital Financial Authority, (Series 2003A) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.800%, 2/2/2009	2,000,000
6,125,000		Michigan State Housing Development Authority, (2003 Series C) Weekly VRDNs (FSA INS) /(Dexia Credit Local LIQ), 3.000%, 2/4/2009	6,125,000
8,300,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	8,300,000
885,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.770%, 2/5/2009	885,000
12,000,000		Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior Apartments)/(National City Bank LOC), 0.670%, 2/5/2009	12,000,000
16,900,000		Michigan State Housing Development Authority, (Series D-1) Weekly VRDNs (Bank of America N.A. LIQ), 0.700%, 2/5/2009	16,900,000
6,765,000		Michigan State Housing Development Authority: Multi-Family, (Series 2003A: Arbors at Georgetown Apartments) Weekly VRDNs (Georgetown Limited Dividend Housing Association LP)/(FHLB of Indianapolis LOC), 0.650%, 2/5/2009	6,765,000
6,350,000		Michigan State Strategic Fund Daily VRDNs (Henry Ford Museum & Greenfield Village)/ (Comerica Bank LOC), 0.700%, 2/2/2009	6,350,000
1,885,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 0.700%, 2/5/2009	1,885,000
6,360,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.750%, 2/5/2009	6,360,000
740,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(Bank of America N.A. LOC), 1.210%, 2/4/2009	740,000
405,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(Bank of America N.A. LOC), 0.760%, 2/4/2009	405,000
1,775,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 0.750%, 2/5/2009	1,775,000
715,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(Bank of America N.A. LOC), 0.760%, 2/4/2009	715,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Middleville Tool & Die)/(U.S. Bank, N.A. LOC), 1.650%, 2/4/2009	1,200,000
675,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(Bank of America N.A. LOC), 0.760%, 2/4/2009	675,000
1,575,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(Bank of America N.A. LOC), 0.660%, 2/4/2009	1,575,000
3,185,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.750%, 2/5/2009	3,185,000
1,200,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(Bank of America N.A. LOC), 0.760%, 2/5/2009	1,200,000
1,090,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates LP)/ (Fifth Third Bank, Michigan LOC), 1.050%, 2/5/2009	1,090,000
205,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR LLC)/(Fifth Third Bank, Michigan LOC), 1.050%, 2/5/2009	205,000
1,500,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Agape Plastics, Inc.)/(U.S. Bank, N.A. LOC), 1.650%, 2/4/2009	1,500,000
1,600,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (LPB, LLC)/(Comerica Bank LOC), 1.750%, 2/4/2009	1,600,000
1,295,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/ (Comerica Bank LOC), 0.750%, 2/5/2009	1,295,000
1,000,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Production Engineering, Inc.)/(Bank of America N.A. LOC), 0.800%, 2/5/2009	1,000,000
1,900,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (Whitehall Industries, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	1,900,000
3,220,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/(Comerica Bank LOC), 0.750%, 2/5/2009	3,220,000
1,700,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (MacArthur Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	1,700,000
1,200,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Delta Containers, Inc.)/ (Comerica Bank LOC), 1.750%, 2/5/2009	1,200,000
6,700,000		Michigan State Strategic Fund, (Series 2001) Weekly VRDNs (Whitehall Industries, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	6,700,000
1,000,000		Michigan State Strategic Fund, (Series 2001B) Daily VRDNs (Detroit Symphony Orchestra)/ (Bank of America N.A. LOC), 0.650%, 2/2/2009	1,000,000
700,000		Michigan State Strategic Fund, (Series 2001B) Weekly VRDNs (Blair Equipment Co.)/ (JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/4/2009	700,000
2,555,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.500%, 2/5/2009	2,555,000
15,985,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 1.030%, 2/5/2009	15,985,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 0.980%, 2/5/2009	4,000,000
7,145,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/ (Comerica Bank LOC), 0.600%, 2/5/2009	7,145,000
900,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 0.450%, 2/5/2009	900,000
3,400,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	3,400,000
1,400,000		Michigan State Strategic Fund, (Series 98) Weekly VRDNs (CAMAC LLC)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	1,400,000
2,000,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Phipps Emmett Associates)/(Bank of America N.A. LOC), 0.760%, 2/4/2009	2,000,000
734,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.870%, 2/5/2009	734,000
2,115,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Daily VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.700%, 2/4/2009	2,115,000
1,225,000		Michigan State Strategic Fund, LO Revenue Refunding Bonds Weekly VRDNs (Nicholas Plastics)/(U.S. Bank, N.A. LOC), 1.050%, 2/5/2009	1,225,000
1,750,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (Frank Street, LLC)/(Bank of America N.A. LOC), 0.800%, 2/5/2009	1,750,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	1,000,000
1,115,000		Michigan State Strategic Fund, Revenue Bonds Weekly VRDNs (Waltec American Forgings, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/5/2009	1,115,000
4,700,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Catholic Diocese of Lansing/Father Gabriel Richard High School)/(Allied Irish Banks PLC LOC), 0.550%, 2/5/2009	4,700,000
2,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	2,800,000
2,216,000		Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating Station LP)/(Barclays Bank PLC LOC), 0.420%, 2/4/2009	2,216,000
28,055,000	[3,4]	Michigan State, (DBE-698) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.480%, 2/5/2009	28,055,000
20,000,000		Michigan State, 3.00% RANs, 9/30/2009	20,123,278
1,990,000		Michigan Strategic Fund Weekly VRDNs (BK Real Estate, LLC)/(Bank of America N.A. LOC), 0.800%, 2/5/2009	1,990,000
2,600,000		Michigan Strategic Fund Weekly VRDNs (Creative Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/4/2009	2,600,000
2,375,000		Michigan Strategic Fund Weekly VRDNs (Emerson School)/(Key Bank, N.A. LOC), 1.250%, 2/5/2009	2,375,000
2,450,000		Michigan Strategic Fund Weekly VRDNs (Wilden Adventures)/(Comerica Bank LOC), 0.750%, 2/5/2009	2,450,000
1,740,000		Michigan Strategic Fund, (Series 1998) Weekly VRDNs (Cayman Chemical Company, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.930%, 2/5/2009	1,740,000
1,130,000		Michigan Strategic Fund, (Series 1998) Weekly VRDNs (R. L. Plastics, Inc.)/(Comerica Bank LOC), 0.750%, 2/5/2009	1,130,000
1,000,000		Michigan Strategic Fund, (Series 1999) Weekly VRDNs (APS/Kundinger)/(JPMorgan Chase Bank, N.A. LOC), 0.750%, 2/5/2009	1,000,000
3,040,000		Michigan Strategic Fund, (Series 2004A) Weekly VRDNs (MOT, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/5/2009	3,040,000
11,000,000		Michigan Strategic Fund, (Series 2005) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.420%, 2/4/2009	11,000,000
2,395,000		Michigan Strategic Fund, (Series 2006) Weekly VRDNs (Premiere Property Holdings, LLC)/ (Bank of America N.A. LOC), 0.700%, 2/5/2009	2,395,000
33,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.600%, 2/2/2009	33,000,000
6,525,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/5/2009	6,525,000
5,620,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (M.S.C.M., Inc. )/(Bank of America N.A. LOC), 0.700%, 2/5/2009	5,620,000
1,820,000		Michigan Strategic Fund, (Series 2007A) Weekly VRDNs (Southwest Ventures LLC)/(Wells Fargo Bank, N.A. LOC), 0.650%, 2/5/2009	1,820,000
2,200,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(Wells Fargo Bank, N.A. LOC), 0.350%, 2/4/2009	2,200,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	10,000,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (The Corners: A Campus for Caring Communities)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	3,000,000
11,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/ (Bank of America N.A. LOC), 0.530%, 2/5/2009	11,000,000
1,415,000		Michigan Strategic Fund, (Series 2008A) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	1,415,000
5,790,000		Michigan Strategic Fund, (Series 2008B) Weekly VRDNs (El Matador Enterprises, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/6/2009	5,790,000
23,400,000		Michigan Strategic Fund, (Series 2008DT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 1.000%, 2/4/2009	23,400,000
23,235,000		Michigan Strategic Fund, (Series 2008KT) Weekly VRDNs (Detroit Edison Co.)/(Key Bank, N.A. LOC), 0.800%, 2/4/2009	23,235,000
4,000,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (Detroit Edison, Co.)/(Bank of Nova Scotia, Toronto LOC), 0.450%, 2/4/2009	4,000,000
3,950,000		Michigan Strategic Fund, Revenue Bond Weekly VRDNs (J.G. Kern Enterprises, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	3,950,000
1,600,000		Oakland County, MI EDC, (Series 1996) Weekly VRDNs (Moody Family Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 5.000%, 2/4/2009	1,600,000
1,620,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/(Allied Irish Banks PLC LOC), 0.680%, 2/5/2009	1,620,000
5,585,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/ (Allied Irish Banks PLC LOC), 0.680%, 2/5/2009	5,585,000
1,090,000		Oakland County, MI EDC, (Series 2003) Weekly VRDNs (Graph-Tech Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	1,090,000
2,690,000		Oakland County, MI EDC, (Series 2007) Weekly VRDNs (Openings LP)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	2,690,000
3,445,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/ (JPMorgan Chase Bank, N.A. LOC), 0.500%, 2/4/2009	3,445,000
1,600,000		Traverse City, MI Area Public Schools, UT GO Bonds, 3.00% Bonds, 5/1/2009	1,603,843
6,500,000		Waterford, MI School District, 2.50% RANs, 9/23/2009	6,518,344
14,850,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 12175) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.850%, 2/5/2009	14,850,000
20,000,000		Wayne County, MI Airport Authority, (Series 2008B) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Landesbank Baden-Wuerttemberg LOC), 0.650%, 2/5/2009	20,000,000
10,900,000		Wayne County, MI Airport Authority, (Series E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/4/2009	10,900,000
10,900,000		Wayne County, MI Airport Authority, (Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.630%, 2/4/2009	10,900,000
		TOTAL	887,705,581
		Puerto Rico--3.8%
30,000,000		Commonwealth of Puerto Rico, (Series 2009 A2), 3.000% TRANs (BNP Paribas SA LOC), 7/30/2009	30,197,316
5,195,000		Puerto Rico Industrial, Medical & Environmental PCA, (Series 1983 A), 2.700% TOBs (Abbott Laboratories), Optional Tender 3/1/2009	5,195,000
		TOTAL	35,392,316
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[5]	923,097,897
		OTHER ASSETS AND LIABILITIES – NET—0.2%[6]	1,824,222
		TOTAL NET ASSETS—100%	$924,922,119

Securities that are subject to the federal alternative minimum tax (AMT) represent 34.0% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or   SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $142,520,000, which represented 15.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $142,520,000, which represented 15.4% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:           The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	923,097,897
Level 3 – Significant Unobservable Inputs	---
Total	$ 923,097,897

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDC	--Economic Development Commission
EDR	--Economic Development Revenue
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LO	--Limited Obligation
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts –Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PRF	--Prerefunded
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Minnesota Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.0%[1,2]
		Minnesota--100.0%
$7,225,000		Avon, MN, (Series 1998), Weekly VRDNs (Vesper Corp.)/(Key Bank, N.A. LOC), 0.700%, 2/4/2009	$7,225,000
5,565,000		Bemidji, MN IDR, (Series 2006), Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.750%, 2/2/2009	5,565,000
2,440,000		Blaine, MN, IDRBs (Series 1996), Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	2,440,000
420,000		Blooming Prairie, MN ISD No. 756, 2.250% TANs (GTD by Minnesota State), 8/21/2009	420,793
1,380,000		Caledonia, MN ISD No. 299, (Series A), 2.750% TANs (GTD by Minnesota State), 9/29/2009	1,386,209
745,000		Chanhassen, MN IDA, (Series 1995), Weekly VRDNs (Building Management Group LLC)/ (Wells Fargo Bank, N.A. LOC), 1.530%, 2/5/2009	745,000
4,470,000		Chaska, MN, (Series 2004), Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 0.710%, 2/3/2009	4,470,000
3,400,000		Coon Rapids, MN, (Series 2003A), Weekly VRDNs (Crest Oaks Apartments)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	3,400,000
14,500,000	[3,4]	Dakota County & Washington County, MN Housing & Redevelopment Authority, MERLOTS (Series J), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	14,500,000
8,865,000		Dakota County, MN Community Development Agency, (Series 2007A), Weekly VRDNs (View Pointe Apartments)/(FNMA LOC), 0.680%, 2/6/2009	8,865,000
18,680,000	[3,4]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H), Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	18,680,000
4,325,000		Eagan, MN, (Series 2003 A-1), Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 0.680%, 2/5/2009	4,325,000
10,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2008), Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.980%, 2/5/2009	10,000,000
260,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 1.530%, 2/5/2009	260,000
270,000		Eden Prairie, MN IDA, (Series 1996), Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 0.950%, 2/5/2009	270,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A), Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	6,000,000
1,000,000		Faribault, MN IDA, (Series 2001), Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.820%, 2/5/2009	1,000,000
1,515,000		Farmington, MN, (Series 1996), Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,515,000
2,910,000		Fridley, MN ISD No. 14, (Series A), 3.00% TANs (GTD by Minnesota State), 3/5/2009	2,912,576
1,220,000		Grand Meadow, MN ISD No. 495, (Series 2008A), 2.250% TANs (GTD by Minnesota State), 8/21/2009	1,223,628
3,320,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.650%, 2/5/2009	3,320,000
4,715,000	[3,4]	Hennepin County, MN, PUTTERs (Series 1792), Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.460%, 2/5/2009	4,715,000
900,000		Kimball, MN ISD No. 739, 2.25% TANs (GTD by Minnesota State), 9/16/2009	901,920
800,000		Kingsland, MN ISD No. 2137, (Series 2008A), 2.250% TANs (GTD by Minnesota State), 8/27/2009	801,334
1,505,000		Lake Superior, MN ISD No. 381, (Series A), 2.250% TANs (GTD by Minnesota State), 8/14/2009	1,509,320
1,600,000		Lino Lakes, MN, (Series 1997), Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,600,000
1,095,000		Lino Lakes, MN, (Series 1998), Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,095,000
450,000		Maplewood, MN, (Series 1997), Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 1.530%, 2/5/2009	450,000
1,225,000		McLeod West (Brownton) MN ISD No. 2887, (Series 2008A), 2.250% TANs (GTD by Minnesota State), 8/25/2009	1,228,715
9,750,000		Melrose, MN, (Series 2008), Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	9,750,000
2,400,000		Metropolitan Council, MN, (Series B), 4.000% Bonds, 3/1/2009	2,403,442
2,600,000		Minneapolis, MN, (Series 1994), Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.580%, 2/6/2009	2,600,000
700,000		Minneapolis, MN, (Series 1996), Weekly VRDNs (WNB & Co.)/(U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	700,000
4,705,000		Minneapolis, MN, Convention Center Bonds (Series 2000), Daily VRDNs (Dexia Credit Local LIQ), 0.670%, 2/5/2009	4,705,000
1,300,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988), Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.550%, 2/5/2009	1,300,000
4,000,000		Minneapolis, MN, Library Bonds (Series 2003), Weekly VRDNs (Dexia Credit Local LIQ), 0.670%, 2/5/2009	4,000,000
8,800,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A - Tranche II), Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(FSA INS)/(U.S. Bank, N.A. LIQ), 0.650%, 2/2/2009	8,800,000
8,425,000		Minnesota Agricultural and Economic Development Board, (Series 2008C-4A), Daily VRDNs (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS)/(KBC Bank NV LIQ), 0.650%, 2/2/2009	8,425,000
18,405,000		Minnesota State HFA, (2004 Series G), Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.640%, 2/5/2009	18,405,000
5,000,000		Minnesota State HFA, (2008 Series C), Weekly VRDNs (FHLB of Des Moines LIQ), 0.580%, 2/5/2009	5,000,000
1,150,000	[3,4]	Minnesota State HFA, MERLOTS (Series 2001-B3), Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.750%, 2/4/2009	1,150,000
18,000,000	[3,4]	Minnesota State HFA, (Series E-8), Weekly VRDNs (Wells Fargo Bank, N.A. INV)/(Royal Bank of Canada, Montreal LIQ), 0.630%, 2/5/2009	18,000,000
1,780,000	[3,4]	Minnesota State HFA, ROCs (Series 176), Weekly VRDNs (Citibank NA, New York LIQ), 0.580%, 2/5/2009	1,780,000
2,500,000		Minnesota State Higher Education Facility Authority, (Series Six-E2), Weekly VRDNs (Hamline University of Minnesota)/(Harris, N.A. LOC), 0.480%, 2/5/2009	2,500,000
4,700,000		Minnesota State Higher Education Facility Authority, (Series Six-J2), Weekly VRDNs (Augsburg College)/(Harris, N.A. LOC), 0.550%, 2/5/2009	4,700,000
7,300,000		Minnesota State Office of Higher Education, (2008 Series B), Weekly VRDNs (U.S. Bank, N.A. LOC), 0.600%, 2/5/2009	7,300,000
12,600,000		Minnesota Tax and Aid Anticipation Borrowing Program, (Series 2008), 3.000% TANs (GTD by Minnesota State), 9/4/2009	12,698,639
3,000,000		Moorhead, MN ISD No. 152, (Series A), 2.750% TANs (GTD by Minnesota State), 9/28/2009	3,013,417
870,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 0.950%, 2/5/2009	870,000
2,655,000		New Hope, MN, (Series 2003A), Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.600%, 2/5/2009	2,655,000
1,965,000		Northfield, MN, (Series 2003), Weekly VRDNs (Summerfield Investments LLC)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	1,965,000
1,555,000		Perham, MN ISD No. 549, (Series B), 2.750% TANs (GTD by Minnesota State), 9/30/2009	1,562,025
450,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.530%, 2/5/2009	450,000
4,965,000		Plymouth, MN, (Series 2003), Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.650%, 2/5/2009	4,965,000
11,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A), Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	11,390,000
3,565,000		Red Wing, MN ISD No. 256, (Series 2008B), 2.250% TANs (GTD by Minnesota State), 8/21/2009	3,574,639
3,445,000		Red Wing, MN Port Authority, (Series 2006), Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 1.030%, 2/5/2009	3,445,000
16,000,000		Rochester, MN Health Care Facility Authority, (Series 2000A), 1.00% CP (Mayo Foundation)/ (Morgan Stanley Bank LIQ), Mandatory Tender 2/9/2009	16,000,000
3,500,000		Rochester, MN MFH, (Series 2003A), Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 0.600%, 2/5/2009	3,500,000
1,630,000		Rockford, MN ISD No. 883, (Series 2008A), 2.750% TRANs, 9/14/2009	1,637,354
1,200,000		Rockford, MN, (Series 1999), Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,200,000
1,000,000		Savage, MN, (Series 1998), Weekly VRDNs (Fabcon, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	1,000,000
4,790,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.480%, 2/5/2009	4,790,000
14,000,000		Southern Minnesota Municipal Power Agency, 0.300% CP, Mandatory Tender 2/5/2009	14,000,000
20,000,000		Southern Minnesota Municipal Power Agency, 0.450% CP, Mandatory Tender 3/5/2009	20,000,000
615,000		Southland, MN ISD No. 500, (Series 2008A), 2.250% RANs (GTD by Minnesota State), 8/25/2009	616,016
5,100,000		St. Anthony, MN, (Series 2004A), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	5,100,000
2,500,000		St. Anthony, MN, (Series 2007), Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	2,500,000
5,000,000		St. Cloud, MN ISD No. 742, (Series 2008A), 2.250% TANs (GTD by Minnesota State), 8/27/2009	5,015,312
4,855,000		St. Cloud, MN, (Series 2008A), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 2/5/2009	4,855,000
4,000,000		St. Cloud, MN, (Series 2008B), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.480%, 2/5/2009	4,000,000
18,400,000		St. Cloud, MN, (Series 2008C), Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.510%, 2/5/2009	18,400,000
1,925,000		St. Joseph, MN, Vicwest (Series 2002), Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 0.760%, 2/3/2009	1,925,000
6,260,000		St. Louis Park, MN, (Series 2002A), Weekly VRDNs (West Suburban Partners VII LP)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	6,260,000
1,710,000		St. Michael, MN, (Series 1999), Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,710,000
5,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A), Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.630%, 2/6/2009	5,000,000
2,000,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 2/4/2009	2,000,000
1,500,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 2/4/2009	1,500,000
2,940,000		St. Paul, MN Port Authority, (2003-13-Series T), Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.200%, 2/4/2009	2,940,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A), Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.100%, 2/5/2009	1,200,000
2,500,000		St. Paul, MN Port Authority, Variable Rate Demand IDRBs (Series 1998A), Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 0.850%, 2/5/2009	2,500,000
3,800,000		Stevens County, MN, (Series 2006) Weekly VRDNs (Darnen Dairy, LLP)/(Wells Fargo Bank, N.A. LOC), 0.930%, 2/5/2009	3,800,000
885,000		Stillwater, MN ISD No. 834, (Series A), 1.500% TRANs (GTD by Minnesota State), 2/1/2010	890,876
865,000		Stillwater, MN, (Series 2002A), Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	865,000
1,225,000		Wadena Deer Creek, MN ISD No. 2155, 2.75% TANs (GTD by Minnesota State), 9/30/2009	1,230,542
1,745,000		Waite Park, MN, (Series 2000), Weekly VRDNs (Ben's Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 1.030%, 2/5/2009	1,745,000
1,800,000		White Bear Lake, MN, (Series 2004), Weekly VRDNs (Pinehurst Investments LLC)/(Bank of America N.A. LOC), 0.680%, 2/6/2009	1,800,000
655,000		Winnebago, MN, (Series 1999), Weekly VRDNs (Dixie Carbonic, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/4/2009	655,000
		TOTAL MUNICIPAL INVESTMENTS---100.0% (AT AMORTIZED COST)[5]	397,566,757
		OTHER ASSETS AND LIABILITIES---NET—0.0%[6]	114,244
		TOTAL NET ASSETS---100%	$397,681,001

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $58,825,000, which represented 14.8% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $58,825,000, which represented 14.8% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	397,566,757
Level 3 – Significant Unobservable Inputs	---
Total	$397,566,757

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
INV	-- Investment Agreement
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

New Jersey Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--96.9%[1,2]
		New Jersey--94.9%
$1,550,000		Alexandria, NJ, 3.75% BANs, 12/16/2009	$1,556,527
1,580,000		Barrington, NJ, (Series 2008C), 3.25% BANs, 6/10/2009	1,583,277
4,371,930		Beachwood, NJ, 3.50% BANs, 5/28/2009	4,377,373
1,577,500		Bethlehem Township, NJ, 2.75% BANs, 6/16/2009	1,579,776
5,000,000		Bridgeton, NJ, 3.25% BANs, 3/5/2009	5,001,061
2,024,450		Delran Township, NJ, General Improvement and Open Space Trust Fund, 2.35% BANs, 10/16/2009	2,028,669
5,000,000		Dumont, NJ, 3.00% BANs, 7/31/2009	5,014,425
1,725,000		East Greenwich Township, NJ, (Series 2008A), 2.125% BANs, 2/12/2009	1,725,124
1,145,853		East Greenwich Township, NJ, (Series 2008B), 2.50% BANs, 2/12/2009	1,145,954
1,757,500		Ewing Township, NJ, 5.00% BANs, 11/5/2009	1,767,090
5,145,616		Fair Haven Boro, NJ, 2.00% BANs, 2/12/2009	5,145,949
3,743,500		Florence Township, NJ, 3.50% BANs, 12/11/2009	3,760,625
1,115,000		Fort Lee, NJ, GO Refunding Bonds (Series 2009), 2.25% Bonds (FSA INS), 2/1/2010	1,128,447
4,190,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (FSA INS) /(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 2/5/2009	4,190,000
2,435,000		Glassboro Borough, NJ, 3.00% BANs, 9/17/2009	2,446,149
1,500,000		Glen Ridge, NJ, 2.50% TANs, 2/26/2009	1,500,320
1,255,975		Glen Rock, NJ, 3.25% BANs, 8/19/2009	1,259,338
2,800,000		Island Heights, NJ, 3.50% BANs, 9/4/2009	2,808,807
1,467,400		Lindenwold, NJ, (Series 2008A), 2.75% BANs, 6/16/2009	1,468,722
3,000,000		Manchester Township, NJ, 3.00% BANs, 12/18/2009	3,012,809
5,436,000		Mansfield Township, NJ, 2.50% BANs, 4/21/2009	5,441,757
2,000,000		Manville Borough, NJ, 3.00% BANs, 7/1/2009	2,006,593
3,530,000		Millstone Township, NJ, 2.75% BANs, 3/19/2009	3,532,184
1,378,000		Mine Hill Township, NJ, 2.50% BANs, 6/10/2009	1,379,188
4,900,000		Mount Holly Township, NJ, (Series 2008B), 3.00% BANs, 7/9/2009	4,914,506
3,340,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 1.150%, 2/5/2009	3,340,000
6,590,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank LOC), 0.610%, 2/5/2009	6,590,000
350,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/(BNP Paribas SA LOC), 0.830%, 2/5/2009	350,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/(Wachovia Bank N.A. LOC), 0.580%, 2/4/2009	3,500,000
13,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.450%, 2/4/2009	13,600,000
560,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 0.580%, 2/3/2009	560,000
600,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/(JPMorgan Chase Bank, N.A. LOC), 2.950%, 2/5/2009	600,000
8,875,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 0.560%, 2/6/2009	8,875,000
8,875,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Allied Irish Banks PLC LOC), 0.560%, 2/6/2009	8,875,000
3,245,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.530%, 2/6/2009	3,245,000
5,720,000		New Jersey EDA, (Series 2000) Daily VRDNs (Rose Hill Associates LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.630%, 2/6/2009	5,720,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/ (PNC Bank, N.A. LOC), 0.630%, 2/6/2009	1,500,000
2,455,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 0.680%, 2/5/2009	2,455,000
9,905,000		New Jersey EDA, (Series 2006A) Daily VRDNs (Presbyterian Homes Assisted Living Obligated Group)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.450%, 2/5/2009	9,905,000
8,000,000		New Jersey EDA, (Series 2008) Weekly VRDNs (Princeton Montessori Society)/(Fifth Third Bank, Cincinnati LOC), 1.800%, 2/5/2009	8,000,000
13,200,000		New Jersey EDA, (Series 2008B) Weekly VRDNs (Crane's Mill)/(TD Banknorth N.A. LOC), 0.500%, 2/5/2009	13,200,000
17,665,000	[3,4]	New Jersey EDA, ROCs (Series 309) Weekly VRDNs (NJ Dedicated Cigarette Excise Tax) /(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.800%, 2/5/2009	17,665,000
25,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2008V-5) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.450%, 2/4/2009	25,000,000
5,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series V-2) Weekly VRDNs (Dexia Credit Local LOC), 2.500%, 2/4/2009	5,000,000
3,280,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.500%, 2/4/2009	3,280,000
20,345,000		New Jersey Health Care Facilities Financing Authority, (Series 2002) Daily VRDNs (RWJ Health Care Corp. at Hamilton)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.500%, 2/5/2009	20,345,000
21,160,000		New Jersey Health Care Facilities Financing Authority, (Series 2003B) Weekly VRDNs (Capital Health System, Inc.)/(Wachovia Bank N.A. LOC), 0.430%, 2/5/2009	21,160,000
52,495,000		New Jersey Health Care Facilities Financing Authority, (Series 2004) Weekly VRDNs (Virtua Health)/(Wachovia Bank N.A. LOC), 0.430%, 2/5/2009	52,495,000
5,075,000		New Jersey Health Care Facilities Financing Authority, (Series 2004A-1) Weekly VRDNs (Bayshore Community Hospital, NJ)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.530%, 2/5/2009	5,075,000
3,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-IV) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Wachovia Bank N.A. LIQ), 0.430%, 2/4/2009	3,100,000
4,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008) Weekly VRDNs (Somerset Medical Center)/(TD Banknorth N.A. LOC), 0.500%, 2/5/2009	4,000,000
5,820,000		New Jersey Health Care Facilities Financing Authority, (Series A-1) Weekly VRDNs (AtlantiCare Regional Medical Center)/(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	5,820,000
6,365,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.470%, 2/5/2009	6,365,000
10,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.670%, 2/5/2009	10,000,000
13,995,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.670%, 2/5/2009	13,995,000
5,000,000		New Jersey Housing & Mortgage Finance Agency, Single Family Housing Revenue Bonds (Series 2008-BB) Weekly VRDNs (TD Banknorth N.A. LIQ), 0.350%, 2/4/2009	5,000,000
10,975,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2803) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 0.730%, 2/5/2009	10,975,000
11,355,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 2804) Weekly VRDNs (Assured Guaranty Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 0.730%, 2/5/2009	11,355,000
25,995,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 11278) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 1.380%, 2/5/2009	25,995,000
25,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.470%, 2/5/2009	25,000,000
4,190,000	[3,4]	New Jersey State, PUTTERs (Series 2779) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.440%, 2/5/2009	4,190,000
14,500,000		New Jersey Turnpike Authority, (Series 2003C-1) Weekly VRDNs (FSA INS)/(GTD by WestLB AG LIQ), 2.750%, 2/4/2009	14,500,000
4,949,000		North Wildwood, NJ, 3.00% BANs, 12/11/2009	4,975,949
2,675,000		Ocean Township, NJ, 5.00% BANs, 10/30/2009	2,684,494
2,004,000		Paramus, NJ, 3.75% BANs, 8/7/2009	2,009,025
2,975,000		Paulsboro, NJ, 2.75% BANs, 7/22/2009	2,981,806
5,865,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.170%, 2/5/2009	5,865,000
4,500,000	[3,4]	Port Authority of New York and New Jersey, EAGLES (Series 2007-0047) Weekly VRDNs (FSA INS)/(Bayerische Landesbank LIQ), 0.940%, 2/5/2009	4,500,000
2,090,746		Rahway, NJ, (Series 2008B), 3.00% BANs, 4/29/2009	2,095,155
8,000,000		Salem County, NJ PCFA, (Series 2003 B-2) Weekly VRDNs (Public Service Electric & Gas Co.)/(Bank of Nova Scotia, Toronto LOC), 0.450%, 2/4/2009	8,000,000
2,082,755		Somerdale Borough, NJ, (Series 2008B), 2.50% BANs, 4/2/2009	2,083,589
1,839,000		South Hackensack, NJ, 2.50% BANs, 2/20/2009	1,839,000
2,000,000		Stone Harbor, NJ, 3.25% BANs, 11/13/2009	2,007,595
2,803,166		Tinton Falls, NJ, 1.75% BANs, 1/21/2010	2,809,845
14,525,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 0.440%, 2/5/2009	14,525,000
4,067,350		Union Beach, NJ, 3.25% BANs, 7/10/2009	4,080,302
2,936,000		Ventnor, NJ, 2.75% BANs, 7/23/2009	2,944,116
4,967,000		Ventnor, NJ, 3.00% TANs, 2/13/2009	4,967,798
6,197,500		Wall Township, NJ, 2.50% BANs, 6/17/2009	6,206,531
3,655,000		Wildwood Crest, NJ, 1.75% BANs, 11/6/2009	3,668,778
3,430,000		Wildwood Crest, NJ, 3.25% BANs, 11/6/2009	3,437,602
5,990,544		Woodbury, NJ, 3.00% BANs, 9/21/2009	6,005,359
1,520,000		Woolwich, NJ, 3.75% BANs, 12/17/2009	1,526,430
		TOTAL	539,618,044
		New York--2.0%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 0.590%, 2/5/2009	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 0.670%, 2/5/2009	1,020,000
3,555,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/5/2009	3,555,000
4,145,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 2912Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.080%, 2/5/2009	4,145,000
		TOTAL	11,360,000
		TOTAL MUNICIPAL INVESTMENTS – 96.9% (AT AMORTIZED COST)[5]	550,978,044
		OTHER ASSETS AND LIABILITIES – NET – 3.1%[6]	17,626,170
		TOTAL NET ASSETS – 100%	$568,604,214

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.9% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	98.5%	1.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $159,235,000, which represented 28.0% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $159,235,000, which represented 28.0% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	550,978,044
Level 3 – Significant Unobservable Inputs	---
Total	$550,978,044

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SPEARs	--Short Puttable Tax Exempt Adjustable Receipts
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

New York Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount	Value

		SHORT-TERM MUNICIPALS--98.3%[1,2]
		New York--98.3%
$14,620,000		Addison, NY CSD, 3.000% BANs, 6/24/2009	$14,647,914
10,000,000		Binghamton, NY City School District, 2.750% BANs, 9/18/2009	10,027,543
6,300,000		Bolivar-Richburg, NY CSD, 2.750% BANs, 7/24/2009	6,313,109
7,100,000		Broome County, NY IDA, (Series 20087C) Weekly VRDNs (Good Shepherd Village at Endwell, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/5/2009	7,100,000
15,000,000		Catskill, NY CSD, 2.500% BANs, 9/25/2009	15,042,674
5,600,000		Cattaraugus-Little Valley, NY CSD, 2.750% BANs, 7/31/2009	5,620,298
13,941,000		Cincinnatus, NY CSD, 2.250% BANs, 6/18/2009	13,952,250
35,125,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New York Non-AMT)/(Series 2007-3) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	35,125,000
30,945,000	[3,4]	Clipper Tax-Exempt Trust (New York Non-AMT)/(Series 2007-43) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.580%, 2/5/2009	30,945,000
6,855,000		Cohoes, NY City School District, 2.750% BANs, 11/19/2009	6,884,374
4,050,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	4,050,000
8,000,000		Greene County, NY, 2.750% BANs, 12/18/2009	8,041,170
21,500,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.610%, 2/5/2009	21,500,000
14,415,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0115) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.610%, 2/5/2009	14,415,000
3,220,151		Irvington, NY, 4.000% BANs, 11/13/2009	3,244,540
6,200,000		Ithaca, NY, (Series 2009A), 3.250% BANs, 1/15/2010	6,243,211
6,500,000		Lackawanna, NY City School District, 3.000% BANs, 6/15/2009	6,516,463
7,000,000		Lansingburgh, NY CSD, 2.250% BANs, 7/7/2009	7,005,849
2,574,000		Liverpool, NY CSD, 2.250% BANs, 7/9/2009	2,578,925
43,500,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wuerttemberg LOCs), 0.400%, 2/4/2009	43,500,000
41,470,000		Long Island Power Authority, NY, (Series 2003F) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 3.750%, 2/4/2009	41,470,000
21,900,000		Long Island Power Authority, NY, (Series 2003G) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.750%, 2/4/2009	21,900,000
9,725,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003-N) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/3/2009	9,725,000
29,700,000	[3,4]	MTA Transportation Revenue, ROCs (Series 12088) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citigroup Financial Products, Inc. LIQ), 0.750%, 2/5/2009	29,700,000
8,425,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.630%, 2/5/2009	8,425,000
15,475,000		Mamaroneck Village, NY, 4.000% BANs, 12/23/2009	15,779,656
10,000,000		Medina, NY CSD, 3.500% BANs, 9/3/2009	10,042,741
52,335,000		Metropolitan Transportation Authority, NY, (Series 2002D-2) Weekly VRDNs (MTA Transportation Revenue)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	52,335,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.900% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 2/12/2009	10,000,000
10,000,000		Metropolitan Transportation Authority, NY, (Series CP-1), 2.900% CP (MTA Transportation Revenue)/(ABN AMRO Bank NV, Amsterdam LOC), Mandatory Tender 3/10/2009	10,000,000
1,595,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.630%, 2/5/2009	1,595,000
4,590,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.650%, 2/5/2009	4,590,000
5,259,250		Monroe-Woodbury, NY Center School District, 2.500% BANs, 11/13/2009	5,275,307
9,500,000		Moravia, NY CSD, 2.500% BANs, 6/26/2009	9,511,058
10,475,000		Nassau, NY Health Care Corp., (Series 2004C-3) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.150%, 2/5/2009	10,475,000
37,000,000		New York City, NY Housing Development Corp., (Series 2006A: 2 Gold Street) Weekly VRDNs (2 Gold LLC)/(FNMA LOC), 0.300%, 2/4/2009	37,000,000
16,000,000		New York City, NY Housing Development Corp., (Series 2008A: Queens College) Weekly VRDNs (Q Student Residences LLC)/(RBS Citizens Bank N.A. LOC), 0.650%, 2/5/2009	16,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 0.550%, 2/4/2009	9,820,000
14,115,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/5/2009	14,115,000
1,120,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.630%, 2/5/2009	1,120,000
5,620,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/ (Wachovia Bank N.A. LOC), 0.680%, 2/5/2009	5,620,000
5,040,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.780%, 2/5/2009	5,040,000
6,740,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/ (HSBC Bank USA LOC), 0.830%, 2/5/2009	6,740,000
1,820,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.630%, 2/5/2009	1,820,000
7,185,000		New York City, NY IDA, (Series 2005A) Weekly VRDNs (Mercy College)/(Key Bank, N.A. LOC), 1.250%, 2/5/2009	7,185,000
18,300,000		New York City, NY IDA, (Series 2006A) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/5/2009	18,300,000
4,600,000		New York City, NY IDA, (Series 2006B-1) Weekly VRDNs (New York Law School)/(Allied Irish Banks PLC LOC), 0.450%, 2/5/2009	4,600,000
8,525,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Congregation Lev Bais Yaakov)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	8,525,000
159,500,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(GTD by Bayerische Landesbank INV)/(Bank of America N.A. and Citibank NA, New York LOCs), 0.400%, 2/4/2009	159,500,000
13,900,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2006 Series AA-2) Daily VRDNs (Dexia Credit Local LIQ), 1.000%, 2/2/2009	13,900,000
30,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 0.250% CP, Mandatory Tender 2/9/2009	30,000,000
7,172,000	[3,4]	New York City, NY Municipal Water Finance Authority, AUSTIN (Series BOA 1038) Weekly VRDNs (Bank of America N.A. LIQ), 0.430%, 2/5/2009	7,172,000
35,245,000	[3,4]	New York City, NY Municipal Water Finance Authority, MERLOTS (Series 2000-DDD) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.600%, 2/4/2009	35,245,000
13,405,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 3092) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/5/2009	13,405,000
15,995,000	[3,4]	New York City, NY Municipal Water Finance Authority, PUTTERs (Series 988) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/5/2009	15,995,000
9,865,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 2/5/2009	9,865,000
14,335,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.600%, 2/4/2009	14,335,000
33,995,000	[3,4]	New York City, NY Transitional Finance Authority, MERLOTS (Series 1999-G) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.600%, 2/4/2009	33,995,000
11,400,000		New York City, NY, (Fiscal 1994 Series H-2) Daily VRDNs (Wachovia Bank N.A. LIQ), 0.750%, 2/2/2009	11,400,000
32,900,000		New York City, NY, (Fiscal 1994 Series H-4) Weekly VRDNs (KBC Bank N.V. LIQ), 0.810%, 2/4/2009	32,900,000
8,250,000		New York City, NY, (Fiscal 2002 Series A-7) Daily VRDNs (Bank of Nova Scotia, Toronto LIQ), 0.700%, 2/2/2009	8,250,000
28,420,000		New York City, NY, (Fiscal 2002 Series A-8) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 1.400%, 2/4/2009	28,420,000
15,145,000		New York City, NY, (Fiscal 2004 Series A-5) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.350%, 2/4/2009	15,145,000
1,300,000		New York City, NY, (Fiscal 2005 Series J), 5.000% Bonds, 3/1/2009	1,302,945
20,960,000	[3,4]	New York City, NY, ROCs (Series 251) Weekly VRDNs (Citigroup Global Markets, Inc. LIQ), 0.820%, 2/5/2009	20,960,000
2,600,000	[3,4]	New York City, NY, ROCs (Series 11679) Weekly VRDNs (Citibank NA, New York LIQ), 0.490%, 2/5/2009	2,600,000
2,600,000	[3,4]	New York City, NY, ROCs (Series 11685) Weekly VRDNs (Citibank NA, New York LIQ), 0.490%, 2/5/2009	2,600,000
13,120,000	[3,4]	New York City, NY, Solar Eclipse (Series 2007-0085) Daily VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.700%, 2/2/2009	13,120,000
8,595,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 3126) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.610%, 2/5/2009	8,595,000
1,925,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/5/2009	1,925,000
5,350,000		New York State Dormitory Authority, (Series 2008) Weekly VRDNs (D'Youville College)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	5,350,000
4,000,000		New York State Dormitory Authority, (Series 2009) Weekly VRDNs (Wagner College, NY)/(TD Banknorth N.A. LOC), 0.470%, 2/4/2009	4,000,000
6,500,000		New York State Dormitory Authority, (Subseries 2006 A-1) Weekly VRDNs (Long Island University)/(Allied Irish Banks PLC LOC), 0.900%, 2/5/2009	6,500,000
34,500,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C) Weekly VRDNs (City University of New York)/(Bank of America N.A. LOC), 0.350%, 2/5/2009	34,500,000
15,000,000		New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008D) Weekly VRDNs (City University of New York)/(TD Banknorth N.A. LOC), 0.430%, 2/5/2009	15,000,000
11,700,000		New York State Dormitory Authority, Mental Health Services (2003 Subseries F-2C) Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ), 3.250%, 2/5/2009	11,700,000
23,500,000		New York State Energy Research & Development Authority, (Series 1994 D-2) Weekly VRDNs (New York State Electric and Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 2/4/2009	23,500,000
15,700,000		New York State HFA, Service Contract Revenue Bonds (2003 Series I) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LOC), 0.400%, 2/4/2009	15,700,000
16,100,000		New York State HFA, Service Contract Revenue Refunding Bonds (Series 2003L) Weekly VRDNs (Bank of America N.A. LOC), 0.380%, 2/4/2009	16,100,000
59,915,000		New York State Local Government Assistance Corp., (Senior Series 2008B-BV2) Weekly VRDNs (Dexia Credit Local LIQ), 1.250%, 2/4/2009	59,915,000
10,000,000		New York State Local Government Assistance Corp., (Series 1995B) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.280%, 2/4/2009	10,000,000
46,925,000		New York State Local Government Assistance Corp., (Series 2003A-6V) Subordinate Lien Refunding Bonds Weekly VRDNs (FSA INS)/(KBC Bank N.V. LIQ), 1.500%, 2/4/2009	46,925,000
4,950,000	[3,4]	New York State Power Authority, ROCs (Series 12001) Weekly VRDNs (Citigroup Financial Products, Inc. LIQ), 0.670%, 2/5/2009	4,950,000
13,860,000	[3,4]	New York State Thruway Authority, EAGLES (Series 2008-0019) Weekly VRDNs (FSA INS)/(Citigroup Financial Products, Inc. LIQ), 1.130%, 2/5/2009	13,860,000
35,000,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.350%, 2/5/2009	35,000,000
8,000,000		New York State Urban Development Corp., (Subseries 2008A-3) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.650%, 2/5/2009	8,000,000
11,800,000		New York State Urban Development Corp., (Subseries 2008A-5) Weekly VRDNs (TD Banknorth N.A. LOC), 0.300%, 2/5/2009	11,800,000
9,950,000		North Rose-Wolcott, NY CSD, 3.000% BANs, 12/16/2009	9,992,217
15,945,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007A) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 1.300%, 2/5/2009	15,945,000
6,300,000		Oneida County, NY Industrial Development Agency Revenue, (Series 2007B) Weekly VRDNs (Charles T. Sitrin Health Care Center, Inc.)/(Key Bank, N.A. LOC), 1.300%, 2/5/2009	6,300,000
5,265,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,265,000
4,430,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	4,430,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 12/1/2010	1,725,000
5,855,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 0.900%, 2/4/2009	5,855,000
5,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.500%, 2/5/2009	5,000,000
6,875,000		Otsego County, NY Industrial Development Agency, (Series 2007A) Weekly VRDNs (Mary Imogene Bassett Hospital)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	6,875,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 0.590%, 2/5/2009	4,575,000
9,133,000		Poughkeepsie City, NY, 2.750% BANs, 7/17/2009	9,171,754
4,000,000		Rensselaer County, NY IDA, (Series 2008A) Weekly VRDNs (RC Housing I LLC)/(RBS Citizens Bank N.A. LOC), 0.650%, 2/5/2009	4,000,000
4,620,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/5/2009	4,620,000
7,898,928		Rome, NY, 3.000% BANs, 8/7/2009	7,928,591
8,111,000		Salina, NY, 3.000% BANs, 6/26/2009	8,144,156
5,500,000		Sayville Union Free School District, NY, 2.500% TANs, 6/30/2009	5,510,024
6,900,000		Schenectady, NY, (Renewal), 2.500% BANs, 5/22/2009	6,910,150
7,050,000		Schenectady, NY, 2.500% BANs, 5/22/2009	7,060,370
8,000,000		Schuylerville, NY CSD, 3.000% BANs, 8/12/2009	8,037,074
25,625,337		Shenendehowa, NY CSD, 2.000% BANs, 6/26/2009	25,625,337
4,668,614		Silver Creek, NY CSD, 3.000% BANs, 1/21/2010	4,692,905
8,517,721		Skaneateles, NY CSD, 2.250% BANs, 7/17/2009	8,517,721
15,000,000		South Country CSD, NY, 2.750% TANs, 6/30/2009	15,030,033
2,535,000		South Seneca, NY CSD, 2.250% RANs, 6/17/2009	2,537,314
855,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 1.250%, 2/4/2009	855,000
6,530,000		Syracuse, NY IDA, (Series 2008) Weekly VRDNs (MESA of NY, Inc.)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	6,530,000
8,000,000		Tioga, NY CSD, 2.75% BANs, 7/17/2009	8,026,742
4,120,000		Tompkins County, NY IDA, (Series 2003B) Weekly VRDNs (Kendal at Ithaca, Inc.)/(Wachovia Bank N.A. LOC), 0.450%, 2/4/2009	4,120,000
10,000,000		Trust for Cultural Resources of the City of New York, (Series 2006) Weekly VRDNs (WNYC Radio, Inc.)/(Wachovia Bank N.A. LOC), 0.410%, 2/5/2009	10,000,000
1,900,000		Wantagh, NY Union Free School District, 3.000% TANs, 6/26/2009	1,906,303
4,425,000		Warsaw, NY CSD, 2.500% BANs, 7/2/2009	4,431,269
5,800,000		Watertown, NY Enlarged City School District, 2.750% BANs, 9/18/2009	5,819,558
3,870,000		Westchester County, NY IDA, (Series 2000) Weekly VRDNs (Jacob Burns Film Center, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	3,870,000
4,125,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 0.580%, 2/5/2009	4,125,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 0.680%, 2/4/2009	5,000,000
10,315,000		Westchester County, NY IDA, (Series 2004) Daily VRDNs (Northern Westchester Hospital Association)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.530%, 2/5/2009	10,315,000
7,128,230		Wheatfield, NY, 2.000% BANs, 2/12/2009	7,128,649
5,835,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	5,835,000
4,055,000		Yates County, NY IDA, (Series 2007A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 1.050%, 2/5/2009	4,055,000
		TOTAL MUNICIPAL INVESTMENTS--98.3% (AT AMORTIZED COST)[5]	1,708,657,194
		OTHER ASSETS AND LIABILITIES –NET--1.7%[6]	30,016,575
		TOTAL NET ASSETS--100%	$1,738,673,769

At January 31, 2009, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.0%	1.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $328,382,000, which represented 18.9% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $328,382,000, which represented 18.9% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	---
Level 2 – Other Significant Observable Inputs	$1,708,657,194
Level 3 – Significant Unobservable Inputs	---
Total	$1,708,657,194

The following acronyms are used throughout this portfolio:

AMT	--Alternative Minimum tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Options Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

North Carolina Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.7%[1,2]
		North Carolina--98.0%
$1,830,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	$1,830,000
3,200,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 0.890%, 2/6/2009	3,200,000
2,500,000		Beaufort County, NC Industrial Facilities & PCFA Weekly VRDNs (Carver Machine)/ (Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	2,500,000
6,600,000		Cabarrus County, NC Industrial Facilities & PCFA, (Series 1996) Weekly VRDNs (S & D Coffee, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	6,600,000
1,350,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.620%, 2/5/2009	1,350,000
3,500,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	3,500,000
15,200,000		Charlotte, NC Water & Sewer System, (Series 2006B) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.500%, 2/5/2009	15,200,000
9,457,000		Charlotte, NC, (Series 2005), 0.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	9,457,000
3,500,000		Charlotte, NC, (Series 2005), 1.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	3,500,000
4,263,000		Charlotte, NC, (Series 2005), 1.80% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	4,263,000
5,875,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	5,875,000
13,767,000		Charlotte, NC, (Series 2005), 1.90% CP (KBC Bank N.V. LIQ), Mandatory Tender 2/12/2009	13,767,000
3,000,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.65% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/20/2009	3,000,000
1,708,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.75% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/20/2009	1,708,000
4,830,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 0.75% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/20/2009	4,830,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 1.70% CP (Wachovia Bank N.A. LOC), Mandatory Tender 4/8/2009	3,443,000
10,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.000%, 2/5/2009	10,000,000
8,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007J) Weekly VRDNs (Carolinas HealthCare System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/5/2009	8,000,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/ (Wilmington Trust Co. LOC), 1.500%, 2/5/2009	2,900,000
615,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 2.450%, 2/4/2009	615,000
560,000		Craven County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Wheatstone Corp.)/(Branch Banking & Trust Co. LOC), 0.880%, 2/5/2009	560,000
1,651,000		East Spencer, NC, 2.25% BANs, 2/25/2009	1,651,266
2,185,000		Forsyth County, NC Industrial Facilities & PCFA Weekly VRDNs (Plymouth Printing)/ (Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	2,185,000
1,720,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 0.620%, 2/5/2009	1,720,000
580,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 0.620%, 2/5/2009	580,000
2,235,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,235,000
3,325,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 0.720%, 2/5/2009	3,325,000
26,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.700%, 2/4/2009	26,000,000
4,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.650%, 2/4/2009	4,500,000
1,125,000		Hoke County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Triangle Building Supply, Inc.)/(U.S. Bank, N.A. LOC), 0.880%, 2/5/2009	1,125,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 0.700%, 2/4/2009	4,000,000
4,005,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 0.700%, 2/6/2009	4,005,000
2,995,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,995,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.650%, 2/5/2009	4,800,000
14,300,000		Mecklenburg County, NC, (Series 2004B) Weekly VRDNs (GTD by Landesbank Hessen-Thueringen LIQ), 0.500%, 2/5/2009	14,300,000
13,325,000		Mecklenburg County, NC, (Series 2006A), 2.00% TOBs, Mandatory Tender 11/5/2009	13,424,726
4,430,000		Mecklenburg County, NC, COP (Series 2009A), 4.00% Bonds, 2/1/2010	4,569,589
5,000,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.450%, 2/4/2009	5,000,000
7,500,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.400%, 2/4/2009	7,500,000
315,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 0.730%, 2/5/2009	315,000
2,400,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Westchester Academy, Inc.)/(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	2,400,000
2,545,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 0.530%, 2/5/2009	2,545,000
2,810,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	2,810,000
11,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 0.470%, 2/4/2009	11,000,000
13,750,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 0.570%, 2/2/2009	13,750,000
8,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wachovia Bank N.A. LOC), 0.510%, 2/5/2009	8,000,000
2,145,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,145,000
4,000,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	4,000,000
2,480,000		North Carolina Capital Facilities Finance Agency, (Series 2006A-1) Weekly VRDNs (Parker Lumber Co.)/(RBC Bank (USA) LOC), 0.600%, 2/5/2009	2,480,000
2,100,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	2,100,000
6,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	6,000,000
6,675,000		North Carolina Capital Facilities Finance Agency, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.630%, 2/5/2009	6,675,000
5,600,000	[3,4]	North Carolina Capital Facilities Finance Agency, PUTTERs (Series 3248) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.460%, 2/5/2009	5,600,000
7,950,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41), 2.10% TOBs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), Optional Tender 2/18/2009	7,950,000
4,150,000		North Carolina Educational Facilities Finance Agency, (Series 1999) Weekly VRDNs (North Carolina Wesleyan College)/(RBC Bank (USA) LOC), 0.550%, 2/5/2009	4,150,000
5,700,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	5,700,000
1,920,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	1,920,000
1,000,000		North Carolina Medical Care Commission, (Series 1992B) Weekly VRDNs (North Carolina Baptist)/(Wachovia Bank N.A. LIQ), 0.550%, 2/5/2009	1,000,000
5,810,000		North Carolina Medical Care Commission, (Series 1998) Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank N.A. LOC), 0.630%, 2/5/2009	5,810,000
3,465,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Aldersgate Retirement Community, Inc.)/(Branch Banking & Trust Co. LOC), 0.420%, 2/4/2009	3,465,000
8,010,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Bank (USA) LOC), 0.730%, 2/5/2009	8,010,000
5,000,000		North Carolina Medical Care Commission, (Series 2007) Weekly VRDNs (Lutheran Retirement Ministries)/(SunTrust Bank LOC), 0.540%, 2/5/2009	5,000,000
10,000,000		North Carolina Medical Care Commission, (Series 2007A) Weekly VRDNs (Community Facilities)/(RBS Citizens Bank N.A. LOC), 0.500%, 2/5/2009	10,000,000
28,495,000		North Carolina Medical Care Commission, (Series 2008) Weekly VRDNs (CaroMont Health)/(Assured Guaranty Corp. INS)/(Regions Bank, Alabama LIQ), 0.700%, 2/4/2009	28,495,000
7,600,000		North Carolina Medical Care Commission, (Series 2008A-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.450%, 2/4/2009	7,600,000
11,270,000		North Carolina Medical Care Commission, (Series 2008A-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Bank of America N.A. LOC), 0.450%, 2/4/2009	11,270,000
4,900,000		North Carolina Medical Care Commission, (Series 2008B-1) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.430%, 2/4/2009	4,900,000
3,000,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.450%, 2/5/2009	3,000,000
2,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Bank (USA) LOC), 0.550%, 2/5/2009	2,000,000
5,000,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2008) Daily VRDNs (Moses H. Cone Memorial)/(Wachovia Bank N.A. LIQ), 0.650%, 2/2/2009	5,000,000
4,676,000		O'Neals Water District, NC, (Series 2008), 3.25% BANs, 7/22/2009	4,680,283
4,340,000		Piedmont Triad Airport Authority, NC, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	4,340,000
3,965,000		Piedmont Triad Airport Authority, NC, (Series B) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.700%, 2/5/2009	3,965,000
2,500,000		Raleigh & Durham, NC Airport Authority, (Series 2008A) Weekly VRDNs (Bank of America N.A. LIQ), 0.700%, 2/5/2009	2,500,000
11,300,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (SunTrust Bank LOC), 0.790%, 2/5/2009	11,300,000
9,000,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LOC), 0.450%, 2/4/2009	9,000,000
10,000,000		Raleigh, NC, Variable Rate COP (Series 2004A), 2.50% TOBs, Mandatory Tender 1/20/2010	10,176,015
5,480,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore), 0.720%, 2/6/2009	5,480,000
980,000		Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/5/2009	980,000
5,000,000		Trinity, NC, 2.25% BANs, 6/3/2009	5,004,935
10,000,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.) /(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	10,000,000
3,000,000		Union County, NC, (Series 2004A) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.470%, 2/5/2009	3,000,000
3,100,000	[3,4]	University of North Carolina at Chapel Hill, ROCs (Series 11292) Weekly VRDNs (Citibank NA, New York LIQ), 0.500%, 2/5/2009	3,100,000
6,500,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Wachovia Bank N.A. LOC), 0.630%, 2/5/2009	6,500,000
10,000,000		Wake County, NC, 3.50% BANs, 10/15/2009	10,124,134
670,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	670,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	1,000,000
		TOTAL	486,923,948
		Puerto Rico--2.7%
10,000,000		Commonwealth of Puerto Rico, (Series 2009 A2), 3.00% TRANs (BNP Paribas SA LOC), 7/30/2009	10,065,772
3,500,000	[3,4]	Puerto Rico Electric Power Authority, PUTTERs (Series 2762) Weekly VRDNs (FSA INS) /(J.P. Morgan Chase & Co. LIQ), 0.630%, 2/5/2009	3,500,000
		TOTAL	13,565,772
		TOTAL MUNICIPAL INVESTMENTS – 100.7% (AT AMORTIZED COST)[5]	500,489,720
		OTHER ASSETS AND LIABILITIES – NET – (0.7)%[6]	(3,762,466)
		TOTAL NET ASSETS – 100%	$496,727,254

Securities that are subject to the federal alternative minimum tax (AMT) represent 28.2% of the portfolio as calculated based upon total market value.

1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
	First Tier	Second Tier
	99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $20,150,000, which represented 4.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $20,150,000, which represented 4.1% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	500,489,720
Level 3 – Significant Unobservable Inputs	---
Total	$500,489,720

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
COP	--Certificate of Participation
CP	--Commercial Paper
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts – Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Ohio Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--101.2%[1,2]
		Ohio--101.2%
$1,175,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.650%, 2/5/2009	$1,175,000
15,430,000		Akron-Canton, OH Regional Airport Authority, (Series 2007) Weekly VRDNs (Huntington National Bank, Columbus, OH LOC), 2.550%, 2/5/2009	15,430,000
4,900,000		Allen County, OH, (Series 1998) Weekly VRDNs (YMCA of Lima, Ohio)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,900,000
2,445,000		Ashtabula County, OH, 2.15% BANs, 5/28/2009	2,445,000
5,000,000		Athens County, OH Port Authority, (Series 2000) Weekly VRDNs (Housing for Ohio, Inc.)/ (Wachovia Bank N.A. LOC), 0.520%, 2/5/2009	5,000,000
1,500,000		Athens, OH, 2.500% BANs, 7/9/2009	1,502,221
1,000,000		Berea, OH, 2.450% BANs, 4/2/2009	1,000,320
13,950,000		Cleveland, OH Airport System, (Series A) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	13,950,000
6,845,000		Cleveland, OH Airport System, (Series C) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	6,845,000
1,925,000		Cleveland, OH Airport System, (Series D) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.480%, 2/5/2009	1,925,000
2,750,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2008) Weekly VRDNs (Euclid Avenue Housing Corp.)/(U.S. Bank, N.A. LOC), 0.550%, 2/5/2009	2,750,000
2,025,000		Clinton Massie, OH Local School District, 3.125% BANs, 11/18/2009	2,033,221
1,600,000		Clyde, OH, 3.100% BANs, 5/12/2009	1,601,962
1,770,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 1.650%, 2/5/2009	1,770,000
5,725,000		Columbus-Franklin County, OH Finance Authority, (Series 2007) Weekly VRDNs (Prep Academies, Inc.)/(Huntington National Bank, Columbus, OH LOC), 2.500%, 2/5/2009	5,725,000
850,000		Coshocton, OH, 2.750% BANs, 2/17/2009	850,273
2,225,000		Cuyahoga County, OH Health Care Facilities, (Series 2006) Weekly VRDNs (Visiting Nurse Association Healthcare Partners of Ohio)/(National City Bank LOC), 0.470%, 2/5/2009	2,225,000
2,200,000		Cuyahoga County, OH Hospital Authority Daily VRDNs (University Hospitals Health System, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/2/2009	2,200,000
365,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	365,000
13,715,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 1.350%, 2/1/2009	13,715,000
1,585,000		Cuyahoga County, OH, (Series 2003) Weekly VRDNs (Magnificat High School)/(Fifth Third Bank, Cincinnati LOC), 1.500%, 2/5/2009	1,585,000
3,400,000		Cuyahoga County, OH, (Series 2008) Weekly VRDNs (Cleveland Hearing and Speech Center)/(Key Bank, N.A. LOC), 0.970%, 2/5/2009	3,400,000
2,774,000		Defiance, OH, 2.500% BANs, 4/16/2009	2,777,031
540,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	540,000
6,880,000		Fairborn, OH, 2.500% BANs, 5/20/2009	6,888,961
1,368,000		Fairview Park, OH School District, 2.75% BANs, 11/13/2009	1,373,213
1,450,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.550%, 2/5/2009	1,450,000
1,950,000		Franklin County, OH Hospital Facility Authority, (Series 2008D) Weekly VRDNs (Nationwide Children's Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.450%, 2/5/2009	1,950,000
795,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 2/5/2009	795,000
925,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.150%, 2/6/2009	925,000
1,330,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 0.850%, 2/1/2009	1,330,000
3,000,000		Fremont, OH City School District, 2.750% BANs, 9/23/2009	3,014,194
1,310,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	1,310,000
870,000		Greene County, OH, (Series B), 2.750% BANs, 2/13/2009	870,210
2,170,000		Hamilton County, OH, (Series 2001A) Weekly VRDNs (MLB Hilltop Health Facilities, Inc.)/ (Bank of America N.A. LOC), 0.700%, 2/5/2009	2,170,000
4,960,000		Hamilton County, OH, (Series 2003) Weekly VRDNs (St. Xavier High School, Inc.)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	4,960,000
395,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.750%, 2/5/2009	395,000
2,095,000		Henry County, OH, 3.400% BANs, 3/19/2009	2,097,317
5,000,000		Huber Heights, OH City School District, 2.000% BANs, 8/18/2009	5,022,850
525,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 1.350%, 2/4/2009	525,000
7,525,000		Kent State University, OH Weekly VRDNs (Key Bank, N.A. LOC), 0.850%, 2/5/2009	7,525,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 1.040%, 2/5/2009	2,665,000
2,980,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.470%, 2/5/2009	2,980,000
6,400,000		Lima, OH City Sewer District, 3.625% BANs, 7/29/2009	6,427,127
6,010,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(National City Bank LOC), 1.220%, 2/5/2009	6,010,000
2,500,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/ (U.S. Bank, N.A. LOC), 0.480%, 2/5/2009	2,500,000
8,305,000		Lorain County, OH Port Authority, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.680%, 2/5/2009	8,305,000
995,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	995,000
3,000,000		Louisville Ohio City School District, 3.200% BANs, 9/30/2009	3,013,589
800,000		Lucas County, OH HDA, (Series A) Weekly VRDNs (ProMedica Healthcare Obligated Group)/(UBS AG LOC), 0.650%, 2/4/2009	800,000
1,235,000		Lucas County, OH Weekly VRDNs (Lutheran Homes Society)/(Fifth Third Bank, Cincinnati LOC), 2.550%, 2/5/2009	1,235,000
7,000,000		Lucas County, OH, 3.000% BANs, 7/30/2009	7,043,872
11,190,000		Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Refunding Revenue Bonds (Series 2002) Weekly VRDNs (Copeland Oaks Project)/ (Huntington National Bank, Columbus, OH LOC), 2.450%, 2/5/2009	11,190,000
1,210,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 0.780%, 2/5/2009	1,210,000
4,500,000		Mahoning County, OH, 4.450% BANs, 11/24/2009	4,529,887
3,000,000		Maple Heights, OH City School District, 2.500% BANs, 4/15/2009	3,002,936
4,500,000		Maple Heights, OH City School District, 3.500% BANs, 11/5/2009	4,529,950
4,900,000		Maple Heights, OH, 2.600% BANs, 7/1/2009	4,904,907
1,000,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.700%, 2/5/2009	1,000,000
2,000,000		Massillon, OH City School District, 2.600% BANs, 7/29/2009	2,006,699
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(GTD by WestLB AG LOC), 1.050%, 2/4/2009	7,400,000
6,250,000		Medina County, OH, (Series 1998) Weekly VRDNs (Mack Industries, Inc.)/(Key Bank, N.A. LOC), 1.250%, 2/5/2009	6,250,000
675,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	675,000
1,285,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 1.600%, 2/5/2009	1,285,000
2,275,000		Miami East Local School District, OH, 3.250% BANs, 7/16/2009	2,282,672
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Lloyds TSB Bank PLC, London LOC), 0.540%, 2/5/2009	15,000,000
5,500,000		Middletown, OH, (Series 2008B) Weekly VRDNs (Atrium Medical Center Obligated Group)/ (JPMorgan Chase Bank, N.A. LOC), 0.400%, 2/4/2009	5,500,000
1,224,000		Monroeville Village, OH, 2.350% BANs, 8/26/2009	1,225,686
4,400,000		Montgomery County, OH, (Series 1996) Weekly VRDNs (The Dayton Art Institute)/(U.S. Bank, N.A. LOC), 0.470%, 2/4/2009	4,400,000
2,900,000		Montgomery County, OH, (Series 2008A), 4.000% Bonds (Miami Valley Hospital), 11/15/2009	2,916,669
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.630%, 2/5/2009	1,400,000
10,165,000		North Canton, OH, (Series 2007) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.220%, 2/5/2009	10,165,000
3,050,000		North Canton, OH, (Series 2007A) Weekly VRDNs (St. Luke Lutheran Home)/(FirstMerit Bank, N.A. LOC), 1.220%, 2/5/2009	3,050,000
1,350,000		North College Hill, OH City School District, 2.750% BANs, 1/19/2010	1,362,794
4,450,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.630%, 2/4/2009	4,450,000
3,360,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 0.730%, 2/5/2009	3,360,000
35,865,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Generation Corp.)/(Wachovia Bank N.A. LOC), 0.600%, 2/4/2009	35,865,000
1,000,000		Ohio State Infrastructure Authority, (Series 2007-1), 4.00% Bonds, 6/15/2009	1,006,477
2,100,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 0.400%, 2/4/2009	2,100,000
10,050,000		Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.750%, 2/5/2009	10,050,000
1,575,000		Olmsted Falls, OH City School District, 2.75% BANs, 1/14/2010	1,586,005
2,335,600		Painesville, OH, 3.250% BANs, 3/17/2009	2,337,796
13,135,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.560%, 2/5/2009	13,135,000
1,500,000		Port of Greater Cincinnati, OH Development Authority, (Series 2003A) Weekly VRDNs (National Underground Railroad Freedom Center, Inc.)/(Fifth Third Bank, Cincinnati, JPMorgan Chase Bank, N.A. and U.S. Bank, N.A. LOCs), 0.400%, 2/4/2009	1,500,000
7,280,000		Richland County, OH, 3.500% BANs, 1/12/2010	7,330,163
2,305,000		Rossford, OH, 3.000% BANs, 6/5/2009	2,311,899
4,910,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 0.820%, 2/5/2009	4,910,000
345,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 2/5/2009	345,000
595,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 0.910%, 2/4/2009	595,000
2,740,000		Strongsville, OH, (Series 2), 3.250% BANs, 5/14/2009	2,743,424
2,560,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	2,560,000
880,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.000%, 2/5/2009	880,000
1,985,000		Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 1.650%, 2/4/2009	1,985,000
2,805,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	2,805,000
460,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	460,000
1,290,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 1.040%, 2/5/2009	1,290,000
10,340,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.850%, 2/5/2009	10,340,000
7,000,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	7,000,000
4,495,000		Trumbull County, OH Sewer District, (Series B), 2.375% BANs, 3/26/2009	4,497,076
615,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 2.220%, 2/5/2009	615,000
7,585,000		Village of South Lebanon, OH, (Series 2003A) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(Huntington National Bank, Columbus, OH LOC), 2.550%, 2/5/2009	7,585,000
1,085,000		Village of South Lebanon, OH, (Series 2003B) Weekly VRDNs (Pedcor Investments-2003-LX LP)/(FHLB of Cincinnati LOC), 1.350%, 2/5/2009	1,085,000
3,000,000		Warrensville Heights, OH, 2.400% BANs, 5/29/2009	3,002,353
1,142,000		Warrensville Heights, OH, 2.600% BANs, 2/5/2009	1,142,037
1,722,000		Warrensville Heights, OH, 2.850% BANs, 9/17/2009	1,730,960
2,352,000		Warrensville Heights, OH, 3.000% BANs, 2/3/2010	2,374,979
3,591,170		Waterville Village, OH, 2.875% BANs, 8/6/2009	3,603,245
2,500,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.700%, 2/5/2009	2,500,000
8,800,000		Whitehall, OH City School District, 2.500% BANs, 5/13/2009	8,824,498
15,000,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 1.150%, 2/6/2009	15,000,000
115,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co.)/(U.S. Bank, N.A. LOC), 0.930%, 2/5/2009	115,000
130,000		Willoughby City, OH, IDRBs (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co.)/(U.S. Bank, N.A. LOC), 0.930%, 2/5/2009	130,000
1,985,000		Wood County, OH, (Series 1999) Weekly VRDNs (Dowa THT America, Inc.)/(Comerica Bank LOC), 1.200%, 2/4/2009	1,985,000
2,010,000		Woodlawn, OH, 3.625% BANs, 11/25/2009	2,015,937
		TOTAL MUNICIPAL INVESTMENTS --- 101.2% (AT AMORTIZED COST)[5]	452,725,410
		OTHER ASSETS AND LIABILITIES --- NET --- (1.2)%[6]	(5,187,292)
		TOTAL NET ASSETS --- 100%	$447,538,118

Securities that are subject to the federal alternative minimum tax (AMT) represent 38.5% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	99.7%	0.3%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $18,360,000, which represented 4.1% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $18,360,000, which represented 4.1% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	452,725,410
Level 3 – Significant Unobservable Inputs	---
Total	$ 452,725,410

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
FHLB	--Federal Home Loan Bank
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MFH	--Multi-Family Housing
VRDNs	--Variable Rate Demand Notes

Pennsylvania Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Pennsylvania--96.7%
$1,840,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/5/2009	$1,840,000
2,010,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 2/6/2009	2,010,000
2,775,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/5/2009	2,775,000
875,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/5/2009	875,000
5,555,000	[3,4]	Allegheny County, PA Airport Authority, (MT-518) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 0.940%, 2/5/2009	5,555,000
5,835,000		Allegheny County, PA HDA,(Series 2005B) Weekly VRDNs (Children's Institute of Pittsburgh) /(Citizens Bank of Pennsylvania LOC), 0.820%, 2/5/2009	5,835,000
6,750,000		Allegheny County, PA HDA, (Series A of 2000), 2.000% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 6/1/2009	6,750,000
4,320,000		Allegheny County, PA HDA, (Series A of 2004), 2.050% TOBs (Jefferson Regional Medical Center, PA)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2009	4,320,000
15,000,000	[3,4]	Allegheny County, PA HDA, (Series MT-506) Daily VRDNs (University of Pittsburgh Medical Center)/(GTD by BH Finance LLC)/(Merrill Lynch & Co., Inc. LIQ), 0.490%, 2/5/2009	15,000,000
14,720,000	[3,4]	Allegheny County, PA HDA, PUTTERs (Series 2327) Weekly VRDNs (UPMC Health System) /(J.P. Morgan Chase & Co. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.530%, 2/5/2009	14,720,000
3,510,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/ (Citizens Bank of Pennsylvania LOC), 0.800%, 2/5/2009	3,510,000
4,300,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System) /(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	4,300,000
1,500,000		Allegheny County, PA IDA, (Series B) Weekly VRDNs (Zoological Society of Pittsburgh)/ (PNC Bank, N.A. LOC), 0.470%, 2/5/2009	1,500,000
6,205,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.800%, 2/5/2009	6,205,000
3,000,000		Allegheny County, PA Port Authority, Refunding Revenue Bonds, 6.000% Bonds (United States Treasury PRF 3/1/2009@101), 3/1/2024	3,039,092
10,000,000		Beaver County, PA IDA, (Series 2005-A) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.530%, 2/4/2009	10,000,000
5,000,000		Beaver County, PA IDA, (Series 2005-B) Weekly VRDNs (Pennsylvania Electric Co.)/(Bank of Nova Scotia, Toronto LOC), 0.610%, 2/4/2009	5,000,000
29,250,000		Beaver County, PA IDA, (Series 2006-B) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Wachovia Bank N.A. LOC), 0.500%, 2/4/2009	29,250,000
28,525,000		Beaver County, PA IDA, (Series 2008-A) Weekly VRDNs (FirstEnergy Generation Corp.)/ (Key Bank, N.A. LOC), 0.800%, 2/4/2009	28,525,000
205,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 0.650%, 2/4/2009	205,000
2,000,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/4/2009	2,000,000
4,070,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 1.400%, 2/5/2009	4,070,000
2,000,000		Bethel Park, PA, (Series 2009), 3.250% TRANs, 12/31/2009	2,004,440
9,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	9,000,000
555,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 1.900%, 2/4/2009	555,000
5,885,000		Bucks County, PA IDA, (Series 2007A) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.550%, 2/5/2009	5,885,000
2,500,000		Bucks County, PA IDA, (Series 2007B) Weekly VRDNs (Pennswood Village)/(Bank of America N.A. LOC), 0.550%, 2/5/2009	2,500,000
1,075,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(Bank of America N.A. LOC), 0.780%, 2/5/2009	1,075,000
6,550,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 2.950%, 2/5/2009	6,550,000
2,670,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/ (Branch Banking & Trust Co. LOC), 0.850%, 2/6/2009	2,670,000
2,750,000		Cheltenham Township, PA, 3.500% TRANs, 12/31/2009	2,768,366
4,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 0.820%, 2/5/2009	4,335,000
5,500,000		Chester County, PA IDA, (Series 2007) Weekly VRDNs (YMCA of the Brandywine Valley)/ (Fulton Bank LOC), 0.600%, 2/5/2009	5,500,000
2,890,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/ (Wilmington Trust Co. LOC), 1.470%, 2/5/2009	2,890,000
7,400,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 0.630%, 2/4/2009	7,400,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.500%, 2/5/2009	1,500,000
4,500,000	[3,4]	Commonwealth of Pennsylvania, PUTTERs (Series 3292) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.440%, 2/5/2009	4,500,000
5,000,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.490%, 2/5/2009	5,000,000
13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 0.480%, 2/5/2009	13,145,000
1,015,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/ (Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	1,015,000
3,500,000		Cumberland County, PA Municipal Authority, (Series 1993) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC), 0.650%, 2/5/2009	3,500,000
9,100,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.500%, 2/5/2009	9,100,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/5/2009	7,845,000
4,500,000		Dallastown Area School District, PA, (Series 2006) Weekly VRDNs (FSA INS)/(BNP Paribas SA LIQ), 2.000%, 2/5/2009	4,500,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.950%, 2/4/2009	1,600,000
1,740,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/6/2009	1,740,000
7,790,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.820%, 2/6/2009	7,790,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.950%, 2/4/2009	4,645,000
1,120,000		Dauphin County, PA, (Series of 2008) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.470%, 2/5/2009	1,120,000
21,165,000	[3,4]	Delaware County, PA Authority, (PT-565) Weekly VRDNs (Mercy Health Corp of Southeastern PA)/(Merrill Lynch & Co., Inc. LIQ)/(GTD by WestLB AG LOC), 0.590%, 2/5/2009	21,165,000
5,950,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Banknorth N.A. LOC), 0.470%, 2/5/2009	5,950,000
4,000,000		Delaware County, PA Authority, Hospital Revenue Bonds (Series of 1996) Weekly VRDNs (Crozer-Chester Medical Center)/(KBC Bank N.V. LOC), 0.620%, 2/4/2009	4,000,000
2,970,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 0.610%, 2/5/2009	2,970,000
18,745,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 2/5/2009	18,745,000
22,500,000		Erie, PA Water Authority, (Series 2006) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.750%, 2/5/2009	22,500,000
1,915,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series A of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 0.660%, 2/5/2009	1,915,000
500,000		Ferguson Township, PA Industrial Commercial Development Authority, (Series C of 2007) Weekly VRDNs (Brooks Lake & Videon)/(Fulton Bank LOC), 0.660%, 2/5/2009	500,000
2,435,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.780%, 2/5/2009	2,435,000
11,700,000		Franklin County, PA IDA, (Series of 2006) Weekly VRDNs (Menno-Haven, Inc.)/(Wachovia Bank N.A. LOC), 0.600%, 2/5/2009	11,700,000
355,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/(Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	355,000
20,000,000		Lackawanna County, PA, (Series A of 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 4.000%, 2/5/2009	20,000,000
1,935,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 2/5/2009	1,935,000
555,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 2/5/2009	555,000
2,360,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 0.610%, 2/5/2009	2,360,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank LOC), 0.660%, 2/5/2009	1,425,000
7,000,000		Lancaster, PA IDA, (Series of 2007) Weekly VRDNs (Rohrer's Quarry, Inc.)/(Fulton Bank LOC), 0.660%, 2/5/2009	7,000,000
4,830,000		Lancaster, PA IDA, (Series of 2008) Weekly VRDNs (Lancaster Family YMCA )/(Fulton Bank LOC), 0.540%, 2/4/2009	4,830,000
6,170,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 0.630%, 2/4/2009	6,170,000
4,950,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 0.750%, 2/4/2009	4,950,000
4,800,000		Lebanon County, PA Health Facilities Authority, (Series 1999) Weekly VRDNs (United Church of Christ Homes, Inc.)/(Wachovia Bank N.A. LOC), 0.510%, 2/5/2009	4,800,000
3,500,000		Lehigh County, PA General Purpose Authority, (Series A of 2005) Weekly VRDNs (Lehigh Valley Health Network)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.400%, 2/5/2009	3,500,000
700,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/ (Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	700,000
1,420,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P. R. E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 0.700%, 2/5/2009	1,420,000
1,000,000		Lower Moreland Township, PA, 3.00% TRANs, 12/31/2009	1,004,459
7,165,000	[3,4]	Luzerne County, PA IDA, (PT-4569) Weekly VRDNs (Hilltop-Edwardsville LP)/(FHLMC COL) /(FHLMC LIQ), 0.760%, 2/5/2009	7,165,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.640%, 2/5/2009	5,000,000
4,635,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 1.000%, 2/5/2009	4,635,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Deutsche Bank AG LOC), 0.660%, 2/5/2009	16,000,000
1,055,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.780%, 2/4/2009	1,055,000
14,410,000		Moon, PA IDA, Providence Point (Series 2007) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.500%, 2/5/2009	14,410,000
5,000,000		Nazareth Area School District, PA Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	5,000,000
9,600,000		North Penn, PA Water Authority, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	9,600,000
10,445,000		North Wales, PA Water Authority, Water Revenue Bonds (Series 2005) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 1.500%, 2/5/2009	10,445,000
2,055,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/ (Fulton Bank LOC), 0.610%, 2/5/2009	2,055,000
5,000,000		Northampton County, PA IDA, (Series of 2008) Weekly VRDNs (Moravian College Housing, Inc.)/(Fulton Bank LOC), 0.610%, 2/5/2009	5,000,000
500,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(RBS Citizens Bank N.A. LOC), 1.000%, 2/5/2009	500,000
200,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 0.770%, 2/5/2009	200,000
2,000,000		Pennsylvania EDFA, (Series 1995 B) Weekly VRDNs (Morrisons Cove Home)/(PNC Bank, N.A. LOC), 0.600%, 2/4/2009	2,000,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.670%, 2/5/2009	6,200,000
11,000,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (Evergreen Community Power Facility) /(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 2/6/2009	11,000,000
8,500,000		Pennsylvania EDFA, (Series 2007) Weekly VRDNs (PSEG Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/4/2009	8,500,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 0.700%, 2/4/2009	4,000,000
5,670,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(National City Bank LOC), 0.470%, 2/5/2009	5,670,000
4,140,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.650%, 2/4/2009	4,140,000
10,000,000		Pennsylvania HFA, (Series 2005-90C) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.700%, 2/4/2009	10,000,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 1.500%, 2/4/2009	3,860,000
7,080,000	[3,4]	Pennsylvania HFA, MERLOTS (Series 2007-C50) Weekly VRDNs (Bank of New York LIQ), 0.850%, 2/4/2009	7,080,000
1,260,000	[3,4]	Pennsylvania HFA, PUTTERs (Series 1213B) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 0.590%, 2/5/2009	1,260,000
2,800,000		Pennsylvania State Higher Education Assistance Agency, (Series 2002B) Weekly VRDNs (FSA INS)/(GTD by Bayerische Landesbank, Lloyds TSB Bank PLC, London, State Street Bank and Trust Co. and WestLB AG LIQs), 3.250%, 2/5/2009	2,800,000
3,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2001 H5) Weekly VRDNs (Keystone College)/(PNC Bank, N.A. LOC), 0.470%, 2/5/2009	3,600,000
1,680,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1), 2.650% TOBs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 11/1/2009	1,680,000
4,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002B) Daily VRDNs (Holy Family College)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	4,000,000
10,765,000		Pennsylvania State Higher Education Facilities Authority, (Series 2004) Weekly VRDNs (Holy Family University)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.560%, 2/5/2009	10,765,000
3,000,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Banknorth N.A. LOC), 0.480%, 2/5/2009	3,000,000
5,300,000		Pennsylvania State Higher Education Facilities Authority, (Series E5) Weekly VRDNs (Washington & Jefferson College)/(Allied Irish Banks PLC LOC), 0.470%, 2/5/2009	5,300,000
2,300,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 2.050% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Optional Tender 5/1/2009	2,300,000
6,500,000		Pennsylvania State Higher Education Facilities Authority, (Series H1) Weekly VRDNs (Beaver College, PA)/(Allied Irish Banks PLC LOC), 0.870%, 2/5/2009	6,500,000
1,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-3) Weekly VRDNs (Messiah College)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 2/5/2009	1,900,000
2,900,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.640%, 2/5/2009	2,900,000
5,335,000	[3,4]	Pennsylvania State Public School Building Authority, DCL (Series 2008-016) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/(Dexia Credit Local LIQ), 3.770%, 2/5/2009	5,335,000
10,000,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (TD Banknorth N.A. LOC), 0.500%, 2/4/2009	10,000,000
100,000		Philadelphia, PA Authority for Industrial Development, (Series 1998) Weekly VRDNs (Philadelphia Academy of Music)/(Wachovia Bank N.A. LOC), 0.620%, 2/5/2009	100,000
4,075,000		Philadelphia, PA Authority for Industrial Development, (Series 2007B) Weekly VRDNs (Philadelphia, PA)/(Bank of New York and JPMorgan Chase Bank, N.A. LOCs), 0.350%, 2/5/2009	4,075,000
6,000,000		Philadelphia, PA Authority for Industrial Development, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.470%, 2/5/2009	6,000,000
15,000,000		Philadelphia, PA Gas Works, (Series E), 3.00% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 2/12/2009	15,000,000
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003A) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 0.550%, 2/2/2009	5,000,000
900,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2005A) Daily VRDNs (Children's Hospital of Philadelphia)/(Bank of America N.A. LIQ), 0.550%, 2/2/2009	900,000
4,200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series A of 2008) Daily VRDNs (Children's Hospital of Philadelphia)/(Wachovia Bank N.A. LIQ), 0.550%, 2/2/2009	4,200,000
1,680,000	[3,4]	Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 0.540%, 2/5/2009	1,680,000
5,000,000		Philadelphia, PA School District, (Series 2008 A-2) Weekly VRDNs (Bank of America N.A. LOC), 0.450%, 2/5/2009	5,000,000
400,000		Philadelphia, PA School District, (Series 2008 B-1) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	400,000
13,000,000		Philadelphia, PA School District, (Series 2008 B-4) Weekly VRDNs (Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	13,000,000
5,000,000		Philadelphia, PA School District, (Series 2008 C-1) Weekly VRDNs (Commerce Bank N.A., Cherry Hill, NJ LOC), 0.450%, 2/5/2009	5,000,000
785,000		Philadelphia, PA Water & Wastewater System, (Series 2003) Weekly VRDNs (FSA INS)/ (Dexia Credit Local LIQ), 3.450%, 2/4/2009	785,000
7,805,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 1.320%, 2/5/2009	7,805,000
4,095,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(Bank of America N.A. LOC), 0.700%, 2/5/2009	4,095,000
11,000,000		South Fork Municipal Authority, PA, (Series B) Weekly VRDNs (Conemaugh Valley Memorial Hospital)/(Assured Guaranty Corp. INS)/(PNC Bank, N.A. LIQ), 0.450%, 2/4/2009	11,000,000
6,200,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 2/6/2009	6,200,000
2,890,000		Spring Grove, PA Area School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	2,890,000
3,900,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (North Hills School District, PA)/(RBS Citizens Bank N.A. LOC), 0.700%, 2/5/2009	3,900,000
8,430,000		State Public School Building Authority, PA, (Series 2008) Weekly VRDNs (South Park School District)/(FSA INS)/(PNC Bank, N.A. LIQ), 1.320%, 2/5/2009	8,430,000
4,959,000		Stroudsburg, PA Area School District, 3.250% TRANs, 6/30/2009	4,982,791
6,000,000		Union County, PA Hospital Authority, (Series 2001) Weekly VRDNs (Evangelical Community Hospital)/(Bank of America N.A. LOC), 0.500%, 2/5/2009	6,000,000
6,460,000		Upper St. Clair Township, PA, (Series 2008) Weekly VRDNs (FSA INS)/(PNC Bank, N.A. LIQ), 2.000%, 2/5/2009	6,460,000
2,500,000		Wallingford Swarthmore, PA School District, (Series 2008) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 2.250%, 2/5/2009	2,500,000
4,000,000		Westmoreland County, PA IDA, (Series 2005C) Weekly VRDNs (Excela Health)/(Wachovia Bank N.A. LOC), 0.620%, 2/5/2009	4,000,000
8,000,000		William Penn School District, PA, 3.000% TRANs, 6/30/2009	8,032,663
2,965,000		York County, PA IDA, (Series 2007) Weekly VRDNs (Weldon Machine Tool, Inc.)/(Fulton Bank LOC), 3.250%, 2/5/2009	2,965,000
2,420,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.730%, 2/6/2009	2,420,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 0.750%, 2/5/2009	2,500,000
		TOTAL	780,476,811
		Puerto Rico--3.1%
25,000,000		Commonwealth of Puerto Rico, (Series 2009 A3), 3.000% TRANs (Banco Bilbao Vizcaya Argentaria SA LOC), 7/30/2009	25,164,430
		TOTAL MUNICIPAL INVESTMENTS --- 99.8% (AT AMORTIZED COST)[5]	805,641,241
		OTHER ASSETS AND LIABILITIES --- NET --- 0.2%[6]	1,553,773
		TOTAL NET ASSETS --- 100%	$807,195,014

Securities that are subject to the federal alternative minimum tax (AMT) represent 22.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

	First Tier	Second Tier
	98.1%	1.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $114,605,000, which represented 14.2% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At January 31, 2009, these liquid restricted securities amounted to $114,605,000, which represented 14.2% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	805,641,241
Level 3 – Significant Unobservable Inputs	---
Total	$ 805,641,241

The following acronyms are used throughout this portfolio:

COL	--Collateralized
CP	--Commercial Paper
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FHLB	--Federal Home Loan Bank
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Virginia Municipal Cash Trust

Portfolio of Investments

January 31, 2009 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9%[1,2]
		Virginia--97.8%
$8,105,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 0.540%, 2/4/2009	$8,105,000
8,260,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.530%, 2/5/2009	8,260,000
6,100,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	6,100,000
3,590,000		Alexandria, VA Redevelopment and Housing Authority, (Series 2001) Weekly VRDNs (Potomac West Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	3,590,000
2,500,000		Amherst County, VA EDA, (Series 2007) Weekly VRDNs (Rech Properties, LLC)/(Branch Banking & Trust Co. LOC), 0.900%, 2/5/2009	2,500,000
2,270,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.540%, 2/4/2009	2,270,000
1,410,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.790%, 2/4/2009	1,410,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, Alabama LOC), 0.800%, 2/5/2009	8,000,000
12,900,000		Capital Beltway Funding Corporation, VA, (Series C) Weekly VRDNs (National Australia Bank Ltd., Melbourne LOC), 0.400%, 2/5/2009	12,900,000
16,835,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 0.680%, 2/5/2009	16,835,000
715,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 3.150%, 2/5/2009	715,000
12,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	12,000,000
9,500,000		Chesapeake Bay Bridge & Tunnel District, VA, (Series A) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	9,500,000
17,900,000		Chesterfield County, VA EDA, (Series 2008C-1) Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(Dexia Credit Local LIQ), 2.500%, 2/4/2009	17,900,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 0.730%, 2/5/2009	2,500,000
3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/ (Bank of America N.A. LOC), 2.000%, 2/5/2009	3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.650%, 2/5/2009	4,400,000
4,795,000		Fairfax County, VA EDA, (Series 1996) Weekly VRDNs (Fair Lakes D&K LP)/(Wachovia Bank N.A. LOC), 0.650%, 2/4/2009	4,795,000
1,830,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (The Langley School)/(SunTrust Bank LOC), 0.470%, 2/4/2009	1,830,000
7,540,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.580%, 2/6/2009	7,540,000
5,000,000		Fairfax County, VA IDA, (Series 1988A) Weekly VRDNs (Inova Health System), 0.300%, 2/4/2009	5,000,000
2,900,000		Fairfax County, VA IDA, (Series 1988C) Weekly VRDNs (Inova Health System)/(Branch Banking & Trust Co. LIQ), 0.450%, 2/4/2009	2,900,000
13,920,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 0.430%, 2/4/2009	13,920,000
5,760,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/ (Landesbank Baden-Wuerttemberg LIQ), 0.320%, 2/4/2009	5,760,000
15,000,000		Fairfax County, VA IDA, (Series 2008 A-2), 1.600% TOBs (Inova Health System), Optional Tender 4/20/2009	15,000,000
17,805,000		Fairfax County, VA Redevelopment and Housing Authority, (Series 2008B), 4.000% BANs (Fairfax County, VA), 10/1/2009	17,983,491
2,300,000		Fairfax County, VA Redevelopment and Housing Authority, (Series A), 3.500% BANs (Fairfax County, VA), 3/1/2009	2,302,613
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank NA, New York LOC), 0.500%, 2/4/2009	3,580,000
2,200,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 0.500%, 2/5/2009	2,200,000
3,200,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.440%, 2/5/2009	3,200,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.750% CP (Virginia Electric & Power Co.), Mandatory Tender 2/12/2009	4,000,000
3,470,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	3,470,000
8,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 0.450%, 2/4/2009	8,400,000
5,000,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/ (U.S. Bank, N.A. LOC), 0.420%, 2/4/2009	5,000,000
4,500,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	4,500,000
4,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.700%, 2/5/2009	4,000,000
1,500,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 0.540%, 2/4/2009	1,500,000
1,855,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,855,000
3,085,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/ (SunTrust Bank LOC), 0.740%, 2/4/2009	3,085,000
1,050,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LOC), 0.480%, 2/5/2009	1,050,000
4,800,000		Henrico County, VA EDA, (Series 2008B-1) Weekly VRDNs (Bon Secours Health System)/ (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.250%, 2/4/2009	4,800,000
31,400,000		Henrico County, VA EDA, (Series 2008B-2) Weekly VRDNs (Bon Secours Health System)/ (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 1.250%, 2/4/2009	31,400,000
26,700,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.700%, 2/4/2009	26,700,000
1,230,000		James City County, VA IDA, (Series 2002) Weekly VRDNs (CMCP Williamsburg LLC)/(FNMA LOC), 0.550%, 2/5/2009	1,230,000
11,040,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/5/2009	11,040,000
2,500,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.250%, 2/4/2009	2,500,000
8,655,000		Loudoun County, VA IDA, (Series 2004) Weekly VRDNs (Jack Kent Cooke Foundation)/ (Wachovia Bank N.A. LOC), 0.530%, 2/5/2009	8,655,000
5,665,000		Loudoun County, VA IDA, (Series 2008) Weekly VRDNs (Loudoun Country Day School)/ (PNC Bank, N.A. LOC), 0.440%, 2/5/2009	5,665,000
6,500,000		Loudoun County, VA, (Series 1998), 1.800% TOBs (Signature Flight Support Corp.)/(GTD by Bayerische Landesbank LOC), Optional Tender 3/1/2009	6,500,000
9,945,000		Lynchburg, VA IDA, (Series 2004 A) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 0.540%, 2/5/2009	9,945,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.450%, 2/5/2009	9,375,000
4,350,000		Lynchburg, VA IDA, (Series 2004 E) Weekly VRDNs (Centra Health, Inc.)/(SunTrust Bank LOC), 0.540%, 2/5/2009	4,350,000
1,000,000		Mecklenburg County, VA IDA, (Series 1999) Weekly VRDNs (Glaize and Bro. LLC)/ (Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,000,000
10,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005A), 0.650% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 9/24/2009	10,000,000
15,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 1.100% CP (Bank of America N.A. LOC), Mandatory Tender 2/10/2009	15,500,000
2,450,000		New Kent County, VA, (Series 1999) Weekly VRDNs (Basic Construction Co. LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	2,450,000
2,395,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 0.890%, 2/5/2009	2,395,000
6,425,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	6,425,000
10,815,000	[3,4]	Newport News, VA, BB&T Floater Certificates (Series 2008-08) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.480%, 2/5/2009	10,815,000
5,100,000		Norfolk, VA EDA, (Series 2002) Weekly VRDNs (Metro Machine Corp.)/(Wachovia Bank N.A. LOC), 0.630%, 2/5/2009	5,100,000
29,500,000		Norfolk, VA IDA, 0.350% CP (Sentara Health Systems Obligation Group), Mandatory Tender 3/6/2009	29,500,000
6,000,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.700%, 2/4/2009	6,000,000
1,025,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Bank (USA) LOC), 0.730%, 2/5/2009	1,025,000
5,215,000		Prince William County, VA IDA, (Series 2001) Weekly VRDNs (Quantico Court)/(SunTrust Bank LOC), 0.790%, 2/4/2009	5,215,000
4,500,000		Prince William County, VA IDA, (Series 2007) Weekly VRDNs (Mediatech, Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	4,500,000
2,350,000		Prince William County, VA, 2.50% Bonds, 8/1/2009	2,357,467
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 0.900%, 2/5/2009	695,000
4,875,000	[3,4]	Richmond, VA Public Utility, ROCs (Series 11262) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 0.880%, 2/5/2009	4,875,000
3,720,000		Richmond, VA Redevelopment & Housing Authority Weekly VRDNs (Greystone Place Apartments)/(SunTrust Bank LOC), 0.790%, 2/4/2009	3,720,000
1,745,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 0.790%, 2/4/2009	1,745,000
2,995,000		Roanoke, VA IDA, (Series 2005-C-1) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 0.700%, 2/2/2009	2,995,000
8,000,000		Roanoke, VA IDA, (Series 2005B-2) Daily VRDNs (Carilion Health System Obligated Group)/ (FSA INS)/(SunTrust Bank LIQ), 0.680%, 2/2/2009	8,000,000
1,785,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/ (Branch Banking & Trust Co. LOC), 0.500%, 2/5/2009	1,785,000
20,000,000		Smyth County, VA IDA, (Series 2007C) Weekly VRDNs (Mountain States Health Alliance)/ (Regions Bank, Alabama LOC), 0.750%, 2/4/2009	20,000,000
3,000,000		Sussex County, VA IDA, (Series 2007) Weekly VRDNs (McGill Environmental Systems, Inc.)/ (Branch Banking & Trust Co. LOC), 0.650%, 2/5/2009	3,000,000
3,530,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	3,530,000
1,120,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/ (Wachovia Bank N.A. LOC), 0.550%, 2/5/2009	1,120,000
5,755,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/ (SunTrust Bank LOC), 0.540%, 2/4/2009	5,755,000
2,700,000		Virginia Beach, VA Development Authority, (Series 2007) Weekly VRDNs (ASI-London Bridge LLC)/(SunTrust Bank LOC), 0.840%, 2/4/2009	2,700,000
4,195,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.590%, 2/4/2009	4,195,000
7,229,500	[3,4]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 0.700%, 2/5/2009	7,229,500
10,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 1987A), 0.450% CP (Dominion Terminal Associates)/(Citibank NA, New York LOC), Mandatory Tender 2/3/2009	10,000,000
1,935,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 1.450%, 2/4/2009	1,935,000
1,405,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.730%, 2/5/2009	1,405,000
2,700,000		Virginia Small Business Financing Authority, (Series 2001) Weekly VRDNs (Ennstone, Inc.)/ (Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	2,700,000
6,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Children's Hospital of the King's Daughters, Inc.)/(Wachovia Bank N.A. LOC), 0.500%, 2/5/2009	6,000,000
1,800,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 0.540%, 2/4/2009	1,800,000
5,000,000	[3,4]	Virginia State Housing Development Authority, (MT-446) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.640%, 2/5/2009	5,000,000
1,480,000		Virginia State Housing Development Authority, (Series A-5), 3.300% Bonds, 7/1/2009	1,482,668
5,325,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	5,325,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 0.700%, 2/4/2009	2,000,000
11,850,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 0.700%, 2/4/2009	11,850,000
6,285,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 0.700%, 2/4/2009	6,285,000
6,150,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2008-C10), 2.400% TOBs (Wachovia Bank N.A. LIQ), Optional Tender 2/25/2009	6,150,000
3,162,000		Williamsburg, VA IDA, (Series 1988) Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America N.A. LOC), 0.450%, 2/4/2009	3,162,000
1,900,000		Winchester, VA IDA, (Series 2001) Weekly VRDNs (Northwood Manufacturing)/(Wachovia Bank N.A. LOC), 0.650%, 2/5/2009	1,900,000
		TOTAL	606,112,739
		Puerto Rico--2.1%
13,000,000		Commonwealth of Puerto Rico, (Series 2009 A3), 3.000% TRANs (Banco Bilbao Vizcaya Argentaria SA LOC), 7/30/2009	13,085,504
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	619,198,243
		OTHER ASSETS AND LIABILITIES – NET– 0.1%[6]	730,643
		TOTAL NET ASSETS—100%	$619,928,886

Securities that are subject to the federal alternative minimum tax (AMT) represent 32.6% of the portfolio as calculated based upon total market value.
1
The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality.  An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations.  For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.  Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities.  The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At January 31, 2009, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
99.4%	0.6%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2009, these restricted securities amounted to $59,529,500, which represented 9.6% of total net assets.

4
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2009, these liquid restricted securities amounted to $59,529,500, which represented 9.6% of total net assets.

5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	619,198,243
Level 3 – Significant Unobservable Inputs	---
Total	$ 619,198,243

The following acronyms are used throughout this portfolio:

BANs	--Bond Anticipation Notes
CP	--Commercial Paper
EDA	--Economic Development Authority
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Money Market Obligations Trust

By                      /S/ Richard A. Novak, Principal Financial Officer___

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ J. Christopher Donahue, Principal Executive Officer______

J. Christopher Donahue, Principal Executive Officer

Date                      March 23, 2009

By                      /S/ Richard A. Novak, Principal Financial Officer______

Richard A. Novak, Principal Financial Officer

Date                      March 23, 2009